The Bond Fund of America®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 96.36% U.S. Treasury bonds & notes 39.19% U.S. Treasury 25.74%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$201,077	$200,665
U.S. Treasury 0.125% 2022	84,040	83,535
U.S. Treasury 0.125% 2022	10,000	9,923
U.S. Treasury 1.375% 2022	75,000	75,106
U.S. Treasury 1.75% 2022	45,000	45,146
U.S. Treasury 2.125% 2022[1]	32,000	32,163
U.S. Treasury 0.125% 2023[1]	463,463	450,961
U.S. Treasury 0.125% 2023	145,679	143,115
U.S. Treasury 0.125% 2023	137,022	134,913
U.S. Treasury 0.125% 2023	127,055	123,875
U.S. Treasury 0.125% 2023	40,000	39,253
U.S. Treasury 0.125% 2023	40,000	39,108
U.S. Treasury 0.125% 2023	25,000	24,123
U.S. Treasury 0.125% 2023	24,176	23,893
U.S. Treasury 0.125% 2023	10,981	10,760
U.S. Treasury 0.125% 2023	1,000	987
U.S. Treasury 0.25% 2023	40,000	38,769
U.S. Treasury 0.25% 2023	8,377	8,147
U.S. Treasury 0.375% 2023	60,000	58,335
U.S. Treasury 0.75% 2023	20,000	19,485
U.S. Treasury 1.375% 2023	7,000	6,951
U.S. Treasury 1.75% 2023	3,100	3,097
U.S. Treasury 2.125% 2023	16,428	16,408
U.S. Treasury 2.625% 2023	15,000	15,127
U.S. Treasury 2.75% 2023	25,000	25,250
U.S. Treasury 2.875% 2023	54,729	55,350
U.S. Treasury 0.25% 2024	54,975	52,554
U.S. Treasury 0.25% 2024	200	192
U.S. Treasury 0.375% 2024	107,853	103,611
U.S. Treasury 0.375% 2024	11,802	11,240
U.S. Treasury 0.375% 2024	5,120	4,865
U.S. Treasury 0.625% 2024	18,214	17,389
U.S. Treasury 0.75% 2024	2,992	2,860
U.S. Treasury 0.875% 2024	31,719	30,916
U.S. Treasury 1.00% 2024	6,466	6,214
U.S. Treasury 1.25% 2024	75,000	72,882
U.S. Treasury 1.50% 2024	130,000	126,951
U.S. Treasury 1.50% 2024	49,112	48,408
U.S. Treasury 1.50% 2024	8,200	7,999
U.S. Treasury 1.50% 2024	1,000	974
U.S. Treasury 1.75% 2024	40,000	39,424
U.S. Treasury 2.00% 2024	442,300	438,634
U.S. Treasury 2.00% 2024	55,000	54,509
U.S. Treasury 2.00% 2024	19,000	18,859
U.S. Treasury 2.125% 2024	105,265	104,842
The Bond Fund of America — Page 1 of 68

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2024	$18,000	$17,825
U.S. Treasury 2.125% 2024	8,000	7,934
U.S. Treasury 2.25% 2024	300,000	299,701
U.S. Treasury 2.25% 2024	50,633	50,504
U.S. Treasury 2.25% 2024	3,000	2,981
U.S. Treasury 2.375% 2024	67,233	67,316
U.S. Treasury 2.50% 2024	4,000	4,009
U.S. Treasury 0.25% 2025	59,311	54,709
U.S. Treasury 0.25% 2025	37,440	34,791
U.S. Treasury 0.25% 2025	5,000	4,621
U.S. Treasury 0.25% 2025	1,000	931
U.S. Treasury 0.375% 2025	1,973,327	1,822,845
U.S. Treasury 0.375% 2025	788,900	729,618
U.S. Treasury 1.125% 2025	43,795	42,172
U.S. Treasury 1.50% 2025	49,059	47,700
U.S. Treasury 1.75% 2025	159,928	156,624
U.S. Treasury 2.625% 2025	135,324	135,758
U.S. Treasury 2.625% 2025	63,822	64,070
U.S. Treasury 2.75% 2025[1]	900,000	906,052
U.S. Treasury 2.75% 2025	31,813	32,027
U.S. Treasury 2.875% 2025	272,175	274,986
U.S. Treasury 0.375% 2026	752,665	693,784
U.S. Treasury 0.50% 2026	1,184	1,095
U.S. Treasury 0.625% 2026	160,154	147,844
U.S. Treasury 0.75% 2026	606,692	565,283
U.S. Treasury 0.75% 2026	583,174	544,019
U.S. Treasury 0.75% 2026	148,628	137,805
U.S. Treasury 0.75% 2026	8,936	8,313
U.S. Treasury 0.875% 2026	97,903	91,158
U.S. Treasury 0.875% 2026	8,802	8,224
U.S. Treasury 1.125% 2026	9,046	8,510
U.S. Treasury 1.625% 2026	—[2]	—[2]
U.S. Treasury 2.00% 2026	15,600	15,263
U.S. Treasury 2.125% 2026	31,000	30,527
U.S. Treasury 2.25% 2026	8,000	7,920
U.S. Treasury 2.625% 2026	109,585	110,035
U.S. Treasury 0.375% 2027	75,000	67,000
U.S. Treasury 0.50% 2027	549,480	495,238
U.S. Treasury 0.50% 2027	55,500	49,821
U.S. Treasury 0.50% 2027	16,000	14,484
U.S. Treasury 0.50% 2027	6,000	5,426
U.S. Treasury 0.625% 2027	112,389	101,308
U.S. Treasury 0.625% 2027	42,000	37,924
U.S. Treasury 1.50% 2027	61,000	58,317
U.S. Treasury 1.875% 2027	128,052	124,671
U.S. Treasury 2.25% 2027	100,000	98,859
U.S. Treasury 2.25% 2027	3,000	2,970
U.S. Treasury 0.75% 2028	11,450	10,387
U.S. Treasury 1.00% 2028	35,000	32,033
U.S. Treasury 1.125% 2028	121,966	113,128
U.S. Treasury 1.125% 2028	4,045	3,728
U.S. Treasury 1.25% 2028	140,850	131,422
U.S. Treasury 1.25% 2028	118,900	110,645
U.S. Treasury 1.25% 2028	33,700	31,406
The Bond Fund of America — Page 2 of 68

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2028	$22,091	$20,575
U.S. Treasury 1.375% 2028	75,000	70,144
U.S. Treasury 1.50% 2028	140,000	131,912
U.S. Treasury 2.75% 2028	17,398	17,670
U.S. Treasury 2.875% 2028	61,335	62,756
U.S. Treasury 2.875% 2028	3,760	3,851
U.S. Treasury 1.625% 2029	398	377
U.S. Treasury 1.75% 2029[1]	446,705	427,880
U.S. Treasury 2.375% 2029	2,000	1,995
U.S. Treasury 0.625% 2030	50,987	44,326
U.S. Treasury 0.625% 2030	8,638	7,536
U.S. Treasury 0.875% 2030	3,000	2,659
U.S. Treasury 1.50% 2030	7,399	6,942
U.S. Treasury 1.125% 2031	50,000	45,168
U.S. Treasury 1.25% 2031	28,296	25,729
U.S. Treasury 1.375% 2031	133,693	122,696
U.S. Treasury 1.625% 2031	117,533	110,718
U.S. Treasury 1.875% 2032	930,297	893,505
U.S. Treasury 3.50% 2039	4,000	4,594
U.S. Treasury 1.125% 2040	285,245	224,179
U.S. Treasury 1.125% 2040	255,059	201,418
U.S. Treasury 1.375% 2040	200,615	164,521
U.S. Treasury 4.625% 2040	9,400	12,332
U.S. Treasury 1.75% 2041	102,592	89,127
U.S. Treasury 1.875% 2041	236,248	210,791
U.S. Treasury 2.00% 2041	4,651	4,216
U.S. Treasury 3.125% 2041	20,000	21,614
U.S. Treasury 4.375% 2041	11,500	14,645
U.S. Treasury 2.375% 2042	8,758	8,453
U.S. Treasury 2.75% 2042	18,500	18,834
U.S. Treasury 2.75% 2042	7,000	7,133
U.S. Treasury 2.875% 2043	23,810	24,701
U.S. Treasury 3.00% 2044	900	957
U.S. Treasury 3.375% 2044	38,700	43,581
U.S. Treasury 2.50% 2045	360	352
U.S. Treasury 3.00% 2045	10,552	11,298
U.S. Treasury 3.00% 2045	560	597
U.S. Treasury 2.25% 2046	4,500	4,226
U.S. Treasury 2.50% 2046	173,562	170,591
U.S. Treasury 2.50% 2046	18,730	18,422
U.S. Treasury 2.875% 2046	9,369	9,891
U.S. Treasury 2.75% 2047	20,593	21,390
U.S. Treasury 2.75% 2047	5,300	5,511
U.S. Treasury 3.00% 2047	86,916	94,052
U.S. Treasury 3.00% 2047	47,013	50,774
U.S. Treasury 3.00% 2048	170,901	186,596
U.S. Treasury 3.00% 2048	11,100	12,142
U.S. Treasury 3.125% 2048	5,150	5,764
U.S. Treasury 3.375% 2048	14,260	16,735
U.S. Treasury 2.25% 2049	160,047	152,645
U.S. Treasury 2.375% 2049	95,544	93,690
U.S. Treasury 2.875% 2049[1]	194,300	209,493
U.S. Treasury 3.00% 2049	55,766	61,424
U.S. Treasury 1.25% 2050	418,645	313,757
The Bond Fund of America — Page 3 of 68

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2050[1]	$699,530	$540,594
U.S. Treasury 1.625% 2050	693,434	570,760
U.S. Treasury 2.00% 2050	31,100	28,087
U.S. Treasury 1.875% 2051[1]	1,088,657	956,269
U.S. Treasury 1.875% 2051	147,687	129,423
U.S. Treasury 2.00% 2051	286,101	258,584
U.S. Treasury 2.375% 2051	352,519	346,380
U.S. Treasury 2.25% 2052	725,250	695,560
		19,456,031
U.S. Treasury inflation-protected securities 13.45%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	207,586	213,292
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	232,659	240,736
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	236,874	248,441
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	733,562	764,155
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	2,009,327	2,107,184
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	848,026	885,664
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	433,944	455,396
U.S. Treasury Inflation-Protected Security 0.625% 2024[1,3]	1,482,191	1,558,158
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	624,716	653,488
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	322,906	336,701
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	219,128	229,679
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	665,811	703,975
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	528,826	551,037
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	107,996	113,334
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	51,831	54,294
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	45,193	48,128
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	61,867	65,137
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	430,920	456,044
U.S. Treasury Inflation-Protected Security 0.125% 2032[3]	283,909	301,778
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	3,045	4,323
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	147,713	169,299
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	1,606	1,648
		10,161,891
Total U.S. Treasury bonds & notes		29,617,922
Corporate bonds, notes & loans 33.31% Financials 8.56%
ACE INA Holdings, Inc. 2.875% 2022	1,585	1,595
ACE INA Holdings, Inc. 3.35% 2026	100	101
ACE INA Holdings, Inc. 4.35% 2045	1,465	1,598
AerCap Holdings NV 6.50% 2025	4,854	5,144
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	18,000	17,240
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	50,868	48,083
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	60,098	55,672
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	71,609	66,176
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	77,532	70,017
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	26,819	24,092
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	8,351	7,347
Allstate Corp. 0.75% 2025	2,089	1,925
Allstate Corp. 1.45% 2030	6,000	5,194
Allstate Corp. 3.85% 2049	9,000	9,174
Ally Financial, Inc. 5.125% 2024	3,863	4,035
The Bond Fund of America — Page 4 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Ally Financial, Inc. 5.80% 2025	$6,400	$6,794
Ally Financial, Inc. 8.00% 2031	23,019	28,639
Ally Financial, Inc. 8.00% 2031	16,630	20,898
American Express Co. 3.00% 2024	20,000	20,088
American Express Co. 3.625% 2024	26,350	26,887
American Express Co. 1.65% 2026	18,875	17,820
American Express Co. 3.125% 2026	650	653
American Express Co. 2.55% 2027	8,875	8,640
American International Group, Inc. 2.50% 2025	8,500	8,321
American International Group, Inc. 3.90% 2026	2,625	2,695
American International Group, Inc. 3.40% 2030	14,120	14,102
American International Group, Inc. 4.80% 2045	1,150	1,301
American International Group, Inc. 4.375% 2050	15,900	17,492
Aon Corp. / Aon Global Holdings PLC 2.85% 2027	3,000	2,940
Aon Corp. / Aon Global Holdings PLC 2.60% 2031	10,000	9,221
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	1,000	990
Arthur J. Gallagher & Co. 3.50% 2051	8,275	7,385
ASB Bank, Ltd. 2.375% 2031[4]	9,150	8,273
Australia & New Zealand Banking Group, Ltd. 2.625% 2022	15,000	15,023
AXA Equitable Holdings, Inc. 3.90% 2023	3,617	3,667
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[4,5]	11,225	10,433
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[4]	7,500	7,835
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[5]	7,800	7,057
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	16,965	15,846
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[5]	39,762	37,103
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	19,965	18,559
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	57,555	57,016
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[5]	53,866	49,258
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[5]	80,349	70,302
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	70,216	61,074
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[5]	100,361	89,459
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[5]	16,821	15,311
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	50,662	46,554
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[5]	55,077	50,734
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[5]	32,203	30,209
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[5]	15,611	14,971
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[5]	6,000	5,085
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	244	252
Bank of Nova Scotia 2.45% 2032	60,427	55,664
Barclays Bank PLC 3.65% 2025	2,000	2,009
Barclays Bank PLC 4.95% 2047	5,000	5,423
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	23,152
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,300
Berkshire Hathaway, Inc. 3.125% 2026	4,100	4,142
Berkshire Hathaway, Inc. 2.30% 2027	8,291	8,129
Berkshire Hathaway, Inc. 2.875% 2032	4,532	4,399
Berkshire Hathaway, Inc. 4.50% 2043	1,500	1,651
Berkshire Hathaway, Inc. 3.85% 2052	2,253	2,307
BNP Paribas 3.80% 2024[4]	30,525	30,822
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]	4,250	4,152
The Bond Fund of America — Page 5 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas 3.375% 2025[4]	$16,177	$16,106
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,5]	28,583	27,203
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,5]	22,650	20,651
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[4,5]	7,292	6,678
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]	21,840	20,575
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	19,125	17,043
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,5]	80,935	73,769
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[4,5]	26,200	24,278
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	23,350	23,269
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[5]	26,900	26,101
Capital One Financial Corp. 4.25% 2025	17,500	17,987
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[5]	3,750	3,881
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[5]	17,500	17,713
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[5]	33,800	32,612
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	6,203	5,244
Chubb INA Holdings, Inc. 1.375% 2030	4,000	3,490
Chubb INA Holdings, Inc. 2.85% 2051	2,157	1,879
Chubb INA Holdings, Inc. 3.05% 2061	3,758	3,248
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[5]	35,287	35,660
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[5]	12,852	12,382
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	12,356	11,365
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[5]	46,305	45,150
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	20,000	18,358
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[5]	25,506	23,051
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[5]	49,322	46,136
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[5]	34,010	33,754
Commonwealth Bank of Australia 2.688% 2031[4]	26,500	23,613
Commonwealth Bank of Australia 3.784% 2032[4]	21,014	20,336
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,120
Cooperatieve Rabobank UA 2.625% 2024[4]	5,450	5,409
Corebridge Financial, Inc. 3.50% 2025[4]	9,248	9,241
Corebridge Financial, Inc. 3.65% 2027[4]	14,171	14,151
Corebridge Financial, Inc. 3.85% 2029[4]	22,705	22,684
Corebridge Financial, Inc. 3.90% 2032[4]	21,307	21,275
Corebridge Financial, Inc. 4.35% 2042[4]	1,303	1,303
Corebridge Financial, Inc. 4.40% 2052[4]	3,417	3,416
Credit Acceptance Corp. 6.625% 2026	1,488	1,520
Crédit Agricole SA 3.75% 2023[4]	21,000	21,291
Crédit Agricole SA 3.25% 2024[4]	6,200	6,204
Crédit Agricole SA 4.375% 2025[4]	3,500	3,545
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,5]	12,000	11,341
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,5]	21,902	19,951
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	20,250	20,255
Credit Suisse Group AG 3.80% 2023	29,264	29,541
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	3,100	2,997
Credit Suisse Group AG 2.95% 2025	7,425	7,349
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,5]	14,950	14,055
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,5]	30,575	27,377
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	8,385	8,194
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]	60,419	59,708
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	45,550	41,155
The Bond Fund of America — Page 6 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 3.875% 2023[4]	$15,165	$15,314
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[4,5]	17,000	15,505
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]	19,150	19,317
Deutsche Bank AG 3.30% 2022	4,575	4,607
Deutsche Bank AG 3.95% 2023	9,097	9,189
Deutsche Bank AG 0.898% 2024	15,450	14,722
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[5]	89,334	87,425
Deutsche Bank AG 3.70% 2024	15,250	15,323
Deutsche Bank AG 3.70% 2024	4,603	4,628
Deutsche Bank AG 1.447% 2025 (USD-SOFR + 1.131% on 4/1/2024)[5]	30,000	28,674
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[5]	41,050	41,056
Deutsche Bank AG 4.50% 2025	1,800	1,809
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	135,895	126,132
Deutsche Bank AG 4.10% 2026	16,415	16,524
Deutsche Bank AG 4.10% 2026	4,936	5,007
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	22,675	20,813
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[5]	37,000	34,194
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	27,917	26,369
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[5]	12,975	11,681
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	7,450	6,860
Five Corners Funding Trust II 2.85% 2030[4]	4,300	4,083
GE Capital Funding, LLC 4.55% 2032	1,800	1,937
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	14,747	14,766
Goldman Sachs Group, Inc. 3.50% 2025	14,230	14,345
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[5]	23,967	21,975
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.676% 2026[6]	7,000	7,041
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[5]	61,000	55,835
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[5]	103,268	96,116
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[5]	23,956	22,931
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[5]	75,904	75,892
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	5,000	5,043
Goldman Sachs Group, Inc. 2.60% 2030	16,925	15,720
Goldman Sachs Group, Inc. 3.80% 2030	9,419	9,494
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[5]	29,458	25,560
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[5]	78,862	69,991
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	52,274	47,618
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[5]	30,339	27,495
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[5]	84,886	80,103
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[5]	10,000	8,643
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[5]	20,943	19,026
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[5]	27,427	25,467
Groupe BPCE SA 2.75% 2023[4]	8,600	8,639
Groupe BPCE SA 5.70% 2023[4]	27,768	28,736
Groupe BPCE SA 4.625% 2024[4]	20,600	20,988
Groupe BPCE SA 5.15% 2024[4]	28,454	29,346
Groupe BPCE SA 1.625% 2025[4]	18,000	17,189
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	38,255	35,343
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[4,5]	5,000	4,607
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,5]	6,975	6,135
Hartford Financial Services Group, Inc. 2.90% 2051	7,144	5,899
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	16,751	16,349
The Bond Fund of America — Page 7 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[5]	$3,907	$3,571
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[5]	31,865	29,726
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	282	254
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	41,521	41,606
HSBC Holdings PLC 4.95% 2030	3,150	3,370
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.848% on 6/4/2030)[5]	16,489	15,269
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[5]	46,800	42,617
Huarong Finance 2017 Co., Ltd. 4.25% 2027	36,000	34,335
Huarong Finance 2017 Co., Ltd. 4.75% 2027	4,213	4,129
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.613% 2023[6]	16,000	15,760
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.738% 2025[6]	2,556	2,428
Huarong Finance II Co., Ltd. 5.00% 2025	3,637	3,642
Huarong Finance II Co., Ltd. 5.50% 2025	38,773	39,306
Huarong Finance II Co., Ltd., 4.625% 2026	360	352
Huarong Finance II Co., Ltd. 4.875% 2026	12,224	12,132
Intercontinental Exchange, Inc. 2.65% 2040	5,700	4,881
Intercontinental Exchange, Inc. 3.00% 2050	9,722	8,554
Intercontinental Exchange, Inc. 3.00% 2060	841	717
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	17,053
Intesa Sanpaolo SpA 3.375% 2023[4]	42,466	42,572
Intesa Sanpaolo SpA 3.25% 2024[4]	8,260	8,185
Intesa Sanpaolo SpA 5.017% 2024[4]	125,758	126,845
Intesa Sanpaolo SpA 5.71% 2026[4]	24,105	24,655
Intesa Sanpaolo SpA 3.875% 2027[4]	10,275	10,038
Intesa Sanpaolo SpA 3.875% 2028[4]	4,974	4,856
Intesa Sanpaolo SpA 4.00% 2029[4]	3,000	2,918
Iron Mountain Information Management Services, Inc. 5.00% 2032[4]	12,345	11,592
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	5,000	5,082
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[5]	155,249	148,682
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	61,584	60,355
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[5]	26,914	24,880
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	22,000	21,224
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[5]	34,000	31,372
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	19,422	18,109
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[5]	35,000	34,195
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[5]	41,999	38,744
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[5]	34,648	31,707
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[5]	3,460	3,175
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[5]	20,810	19,640
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[5]	3,972	3,534
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[5]	16,680	15,491
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	15,035	14,173
Keb Hana Bank 3.25% 2027[4]	8,350	8,328
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	16,500	16,528
Lloyds Banking Group PLC 4.05% 2023	7,100	7,229
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[5]	13,460	13,610
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[5]	13,875	13,393
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	3,525	3,237
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[5]	26,573	26,529
The Bond Fund of America — Page 8 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 4.375% 2028	$2,560	$2,620
Lloyds Banking Group PLC 4.55% 2028	3,500	3,615
LPL Holdings, Inc. 4.625% 2027[4]	270	266
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	17,487
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,603
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,205
Marsh & McLennan Companies, Inc. 2.375% 2031	2,192	2,010
Marsh & McLennan Companies, Inc. 4.75% 2039	750	827
Marsh & McLennan Companies, Inc. 4.90% 2049	2,450	2,846
Marsh & McLennan Companies, Inc. 2.90% 2051	6,145	5,121
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	120
MetLife, Inc. 3.60% 2025	100	102
MetLife, Inc. 4.55% 2030	3,000	3,276
MetLife, Inc. 4.60% 2046	800	897
Metropolitan Life Global Funding I 2.40% 2022[4]	5,965	5,982
Metropolitan Life Global Funding I 1.95% 2023[4]	1,000	1,001
Metropolitan Life Global Funding I 0.40% 2024[4]	17,648	16,963
Metropolitan Life Global Funding I 0.70% 2024[4]	12,711	12,003
Metropolitan Life Global Funding I 3.60% 2024[4]	3,000	3,045
Metropolitan Life Global Funding I 0.95% 2025[4]	5,007	4,685
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,327
Metropolitan Life Global Funding I 3.00% 2027[4]	3,500	3,439
Metropolitan Life Global Funding I 3.05% 2029[4]	5,000	4,897
Metropolitan Life Global Funding I 1.55% 2031[4]	2,284	1,976
Metropolitan Life Global Funding I 2.40% 2032[4]	3,250	2,983
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,066
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,575
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[5]	17,000	16,039
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[5]	35,000	32,173
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[5]	12,800	11,787
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[5]	18,000	17,029
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[5]	26,000	23,903
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,204
Morgan Stanley 2.75% 2022	13,054	13,077
Morgan Stanley 3.125% 2023	10,000	10,101
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[5]	20,000	19,683
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,500	58,102
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[5]	5,977	5,683
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	9,115	8,370
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[5]	15,000	14,505
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[5]	17,000	16,688
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[5]	85,147	78,390
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	14,216	13,226
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[5]	31,126	29,719
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[5]	29,670	25,552
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[5]	5,104	4,418
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	99,022	87,877
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[5]	22,978	20,766
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[5]	45,073	42,320
The Bond Fund of America — Page 9 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[5]	$5,708	$5,271
MSCI, Inc. 3.625% 2030[4]	16,200	15,220
MSCI, Inc. 3.25% 2033[4]	15,450	13,920
National Australia Bank, Ltd. 2.50% 2022	15,500	15,532
National Australia Bank, Ltd. 2.875% 2023	13,200	13,295
National Australia Bank, Ltd. 2.332% 2030[4]	5,000	4,356
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	5,030
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	33,400	33,925
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[4,5]	3,000	2,957
Navient Corp. 5.50% 2023	7,000	7,096
Navient Corp. 5.875% 2024	1,000	1,022
Navient Corp. 6.75% 2025	5,000	5,144
Navient Corp. 5.00% 2027	6,250	5,964
New York Life Global Funding 2.25% 2022[4]	10,195	10,220
New York Life Global Funding 0.95% 2025[4]	1,403	1,311
New York Life Global Funding 0.85% 2026[4]	32,280	29,739
New York Life Global Funding 3.00% 2028[4]	2,250	2,218
New York Life Global Funding 1.20% 2030[4]	15,487	12,996
New York Life Global Funding 1.85% 2031[4]	1,250	1,089
Northwestern Mutual Global Funding 0.80% 2026[4]	19,494	17,959
Nuveen, LLC 4.00% 2028[4]	1,515	1,579
OneMain Holdings, Inc. 7.125% 2026	9,300	9,951
PNC Bank 3.50% 2023	17,840	18,064
PNC Financial Services Group, Inc. 3.50% 2024	11,700	11,870
Power Financial Corp., Ltd. 4.50% 2029	5,000	4,997
Power Financial Corp., Ltd. 3.95% 2030	32,000	30,685
Power Financial Corp., Ltd. 3.35% 2031	8,670	7,892
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,105
PRICOA Global Funding I 3.45% 2023[4]	11,825	11,970
Progressive Corp. 3.00% 2032	4,000	3,896
Prudential Financial, Inc. 3.905% 2047	850	851
Prudential Financial, Inc. 4.418% 2048	1,000	1,080
Prudential Financial, Inc. 4.35% 2050	4,435	4,836
Prudential Financial, Inc. 3.70% 2051	10,665	10,467
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	3,584
Rede D’Or Finance SARL 4.50% 2030[4]	3,800	3,492
Royal Bank of Canada 0.75% 2024	20,780	19,730
Royal Bank of Canada 1.20% 2026	4,603	4,266
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[5]	14,130	14,347
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[5]	7,500	7,208
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[5]	11,600	11,919
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	2,650	2,826
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,109
Santander Holdings USA, Inc. 3.50% 2024	13,325	13,371
Santander Holdings USA, Inc. 2.49% 2028[5]	21,875	20,442
Springleaf Finance Corp. 6.125% 2024	500	513
Starwood Property Trust, Inc. 5.50% 2023[4]	2,295	2,337
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,196
Sumitomo Mitsui Banking Corp. 2.174% 2027	6,775	6,414
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[5]	11,614	10,409
Synchrony Financial 2.85% 2022	8,750	8,775
Synchrony Financial 4.375% 2024	5,825	5,937
The Bond Fund of America — Page 10 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Synchrony Financial 3.95% 2027	$10,350	$10,269
Synchrony Financial 2.875% 2031	5,050	4,486
Toronto-Dominion Bank 0.75% 2025	23,900	22,056
Toronto-Dominion Bank 1.95% 2027	6,390	6,059
Toronto-Dominion Bank 2.45% 2032	24,992	23,115
Toronto-Dominion Bank 3.20% 2032	21,950	21,630
Travelers Companies, Inc. 4.00% 2047	2,250	2,325
Travelers Companies, Inc. 4.10% 2049	1,500	1,566
Travelers Companies, Inc. 2.55% 2050	3,815	3,102
U.S. Bancorp 2.40% 2024	19,000	18,887
U.S. Bank NA 2.85% 2023	21,000	21,155
U.S. Bank NA 3.40% 2023	13,125	13,304
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,5]	20,772	19,110
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,5]	22,475	20,433
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,5]	2,600	2,504
UniCredit SpA 3.75% 2022[4]	37,450	37,459
UniCredit SpA 4.625% 2027[4]	17,010	17,075
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	29,477	28,996
United Overseas Bank, Ltd. 2.00% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,5]	8,430	7,831
VEB Finance, Ltd. 6.80% 2025[4]	500	63
Vigorous Champion International, Ltd. 4.25% 2029	2,263	2,171
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[5]	54,292	53,183
Wells Fargo & Company 3.00% 2026	34,533	34,231
Wells Fargo & Company 3.00% 2026	3,301	3,259
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[5]	38,880	38,405
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[5]	68,863	68,780
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[5]	22,424	21,337
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[5]	9,716	9,038
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[5]	69,140	67,269
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[5]	10,000	9,647
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[5]	11,339	11,196
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[5]	20,125	17,603
Willis North America, Inc. 3.875% 2049	4,700	4,289
		6,470,849
Utilities 4.66%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[4]	14,640	15,145
AEP Texas, Inc. 3.45% 2051	9,375	8,340
AEP Transmission Co. LLC 3.10% 2026	12,269	12,253
AEP Transmission Co. LLC 3.65% 2050	110	107
AEP Transmission Co. LLC 2.75% 2051	3,114	2,564
AES Panama Generation Holdings SRL 4.375% 2030[4]	8,565	8,175
Alabama Power Co. 3.00% 2052	33,010	28,348
Alfa Desarrollo SpA 4.55% 2051[4]	5,730	4,982
Alliant Energy Finance, LLC 3.60% 2032[4]	23,526	22,907
Ameren Corp. 2.50% 2024	1,616	1,596
American Electric Power Company, Inc. 1.00% 2025	3,075	2,849
American Electric Power Company, Inc. 4.30% 2028	31,133	32,234
The Bond Fund of America — Page 11 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
American Electric Power Company, Inc. 3.25% 2050	$22,050	$19,148
American Transmission Systems, Inc. 2.65% 2032[4]	1,695	1,568
Atlantic City Electric Co. 2.30% 2031	2,175	2,011
Berkshire Hathaway Energy Company 2.80% 2023	8,650	8,707
Berkshire Hathaway Energy Company 4.50% 2045	200	213
Calpine Corp. 5.25% 2026[4]	3,398	3,419
Calpine Corp. 4.50% 2028[4]	4,000	3,909
Cemig Geração e Transmissão SA 9.25% 2024	291	316
CenterPoint Energy, Inc. 2.65% 2031	10,806	9,984
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,593
CenterPoint Energy, Inc. 3.60% 2052	10,642	10,688
Cleveland Electric Illuminating Co. 4.55% 2030[4]	5,500	5,788
CMS Energy Corp. 3.45% 2027	286	287
Colbun SA 3.95% 2027[4]	8,215	8,315
Comisión Federal de Electricidad 4.688% 2029[4]	30,765	30,231
Comisión Federal de Electricidad 3.348% 2031[4]	18,263	16,063
Comisión Federal de Electricidad 3.875% 2033[4]	7,530	6,620
Comisión Federal de Electricidad 4.677% 2051[4]	23,419	19,284
Connecticut Light and Power Co. 3.20% 2027	857	860
Connecticut Light and Power Co. 2.05% 2031	12,908	11,693
Consumers Energy Co. 3.25% 2046	6,960	6,429
Consumers Energy Co. 3.10% 2050	10,000	9,198
Consumers Energy Co. 3.75% 2050	7,594	7,664
Consumers Energy Co. 3.50% 2051	1,557	1,528
Consumers Energy Co. 2.65% 2052	19,477	16,226
Dominion Resources, Inc. 3.30% 2025	2,113	2,131
Dominion Resources, Inc. 3.375% 2030	21,425	21,164
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	17,600	17,578
DPL, Inc. 4.125% 2025	1,040	1,034
DTE Electric Company 2.625% 2031	4,677	4,453
DTE Electric Company 3.70% 2045	657	647
DTE Electric Company 3.25% 2051	1,058	1,008
DTE Electric Company 3.65% 2052	4,367	4,428
DTE Energy Company 2.85% 2026	6,100	5,972
DTE Energy Company 1.90% 2028	1,505	1,402
DTE Energy Company 2.25% 2030	7,866	7,299
DTE Energy Company 3.00% 2032	35,673	34,831
DTE Energy Company 2.95% 2050	6,376	5,649
Duke Energy Carolinas, LLC 3.95% 2028	3,050	3,172
Duke Energy Carolinas, LLC 2.45% 2029	32,831	31,107
Duke Energy Carolinas, LLC 2.55% 2031	3,362	3,159
Duke Energy Corp. 0.90% 2025	3,125	2,906
Duke Energy Florida, LLC 2.50% 2029	6,781	6,385
Duke Energy Florida, LLC 1.75% 2030	9,000	8,023
Duke Energy Florida, LLC 3.00% 2051	8,684	7,783
Duke Energy Ohio, Inc. 2.125% 2030	5,250	4,778
Duke Energy Progress, Inc. 2.00% 2031	8,226	7,370
Duke Energy Progress, LLC 2.50% 2050	6,984	5,700
Duke Energy Progress, LLC 2.90% 2051	3,675	3,236
Edison International 3.125% 2022	13,250	13,322
Edison International 3.55% 2024	19,734	19,813
Edison International 4.95% 2025	8,603	8,808
Edison International 5.75% 2027	34,743	37,271
Edison International 4.125% 2028	52,447	52,109
The Bond Fund of America — Page 12 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[5]	€15,000	$14,903
Emera US Finance LP 0.833% 2024	$3,750	3,553
Emera US Finance LP 2.639% 2031	27,050	24,290
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	16,700	17,639
Empresas Publicas de Medellin ESP 4.25% 2029[4]	846	755
Empresas Publicas de Medellin ESP 4.375% 2031[4]	9,208	7,947
Enel Chile SA 4.875% 2028	3,045	3,159
Engie Energia Chile SA 3.40% 2030[4]	7,054	6,505
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]	8,250	7,723
ENN Energy Holdings, Ltd. 2.625% 2030[4]	24,093	21,641
Entergy Corp. 3.12% 2027	7,500	7,386
Entergy Corp. 1.90% 2028	34,227	31,014
Entergy Corp. 1.60% 2030	1,700	1,476
Entergy Corp. 2.40% 2031	24,551	22,075
Entergy Louisiana, LLC 2.90% 2051	17,647	15,297
Entergy Texas, Inc. 1.75% 2031	3,450	3,017
Eversource Energy 1.65% 2030	10,000	8,628
Exelon Corp. 4.10% 2052[4]	1,725	1,757
Exelon Corp., junior subordinated, 3.497% 2022[5]	21,000	21,026
FirstEnergy Corp. 2.05% 2025	25,920	24,736
FirstEnergy Corp. 1.60% 2026	54,542	50,943
FirstEnergy Corp. 3.50% 2028[4]	15,958	15,618
FirstEnergy Corp. 4.10% 2028[4]	6,025	6,088
FirstEnergy Corp. 2.25% 2030	117,043	103,806
FirstEnergy Corp. 2.65% 2030	64,807	58,961
FirstEnergy Corp. 7.375% 2031	2,703	3,339
FirstEnergy Corp. 3.40% 2050	8,323	7,027
FirstEnergy Corp., Series A, 3.10% 2022[5]	53,907	53,973
FirstEnergy Corp., Series B, 4.40% 2027[5]	77,300	77,923
FirstEnergy Transmission LLC 2.866% 2028[4]	74,825	69,558
Florida Power & Light Company 2.45% 2032	47,646	44,877
Florida Power & Light Company 2.875% 2051	37,025	33,268
Georgia Power Co. 3.70% 2050	625	583
Gulf Power Co. 3.30% 2027	10,000	10,099
Interchile SA 4.50% 2056[4]	2,443	2,341
Interstate Power and Light Co. 3.25% 2024	17,557	17,651
Israel Electric Corp., Ltd. 4.25% 2028[4]	25,000	25,260
Israel Electric Corp., Ltd. 3.75% 2032[4]	2,160	2,081
Israel Electric Corp., Ltd. 8.10% 2096[4]	6,250	9,279
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	4,578
Jersey Central Power & Light Co. 2.75% 2032[4]	7,574	7,064
Metropolitan Edison Co. 4.30% 2029[4]	5,000	5,204
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,367
MidAmerican Energy Holdings Co. 3.65% 2048	1,449	1,442
MidAmerican Energy Holdings Co. 2.70% 2052	3,945	3,384
Mississippi Power Co. 3.95% 2028	10,100	10,276
Mississippi Power Co. 4.25% 2042	14,426	14,503
Monongahela Power Co. 3.55% 2027[4]	4,800	4,802
NextEra Energy Capital Holdings, Inc. 1.875% 2027	18,000	16,911
NextEra Energy Capital Holdings, Inc. 2.75% 2029	1,286	1,230
NextEra Energy Capital Holdings, Inc. 2.44% 2032	36,754	33,652
NextEra Energy Partners LP 4.25% 2024[4]	4,715	4,779
NextEra Energy Partners LP 3.875% 2026[4]	3,535	3,500
The Bond Fund of America — Page 13 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 2.25% 2031	$1,081	$997
Northern States Power Co. 2.90% 2050	6,095	5,394
Northern States Power Co. 2.60% 2051	26,667	22,664
Oncor Electric Delivery Company, LLC 0.55% 2025	8,100	7,435
Oncor Electric Delivery Company, LLC 2.70% 2051[4]	9,908	8,501
Pacific Gas and Electric Co. 1.75% 2022	33,900	33,865
Pacific Gas and Electric Co. 1.367% 2023	50,800	49,931
Pacific Gas and Electric Co. 3.25% 2023	3,421	3,417
Pacific Gas and Electric Co. 3.85% 2023	6,301	6,336
Pacific Gas and Electric Co. 4.25% 2023	508	513
Pacific Gas and Electric Co. 3.40% 2024	13,465	13,351
Pacific Gas and Electric Co. 3.50% 2025	2,673	2,611
Pacific Gas and Electric Co. 2.95% 2026	69,319	65,959
Pacific Gas and Electric Co. 3.15% 2026	140,083	135,057
Pacific Gas and Electric Co. 2.10% 2027	29,482	26,540
Pacific Gas and Electric Co. 3.30% 2027	54,054	51,084
Pacific Gas and Electric Co. 3.30% 2027	31,114	29,915
Pacific Gas and Electric Co. 3.00% 2028	29,923	27,893
Pacific Gas and Electric Co. 3.75% 2028	32,059	30,744
Pacific Gas and Electric Co. 4.65% 2028	48,518	48,561
Pacific Gas and Electric Co. 4.55% 2030	194,026	192,819
Pacific Gas and Electric Co. 2.50% 2031	93,655	80,917
Pacific Gas and Electric Co. 3.25% 2031	39,800	36,058
Pacific Gas and Electric Co. 3.30% 2040	26,025	21,356
Pacific Gas and Electric Co. 3.75% 2042	37,155	30,366
Pacific Gas and Electric Co. 3.50% 2050	65,414	52,849
PECO Energy Co. 2.80% 2050	16,550	14,356
PG&E Corp. 5.00% 2028	9,485	9,179
PG&E Corp. 5.25% 2030	3,450	3,351
Progress Energy, Inc. 7.00% 2031	8,568	10,641
Public Service Company of Colorado 1.875% 2031	45,575	40,562
Public Service Electric and Gas Co. 0.95% 2026	17,350	16,090
Public Service Electric and Gas Co. 3.65% 2028	425	432
Public Service Electric and Gas Co. 3.20% 2029	5,000	4,991
Public Service Electric and Gas Co. 2.45% 2030	2,005	1,905
Public Service Electric and Gas Co. 1.90% 2031	4,425	3,938
Public Service Electric and Gas Co. 3.10% 2032	50,500	49,950
Public Service Electric and Gas Co. 2.05% 2050	17,105	12,721
Public Service Electric and Gas Co. 2.70% 2050	5,054	4,330
Public Service Electric and Gas Co. 3.15% 2050	15,000	13,983
Public Service Enterprise Group, Inc. 2.65% 2022	6,225	6,240
Public Service Enterprise Group, Inc. 3.00% 2027	1,542	1,531
Public Service Enterprise Group, Inc. 2.45% 2031	5,000	4,548
Public Service Enterprise Group, Inc. 3.20% 2049	2,475	2,317
Puget Energy, Inc. 5.625% 2022	7,536	7,557
San Diego Gas & Electric Co. 3.32% 2050	2,025	1,894
San Diego Gas & Electric Co. 2.95% 2051	1,642	1,450
Southern California Edison Co. 0.975% 2024	708	676
Southern California Edison Co. 1.10% 2024	32,878	31,751
Southern California Edison Co. 3.70% 2025	5,152	5,242
Southern California Edison Co. 1.20% 2026	7,500	6,909
Southern California Edison Co. 3.65% 2028	10,056	10,062
Southern California Edison Co. 2.85% 2029	70,872	67,583
Southern California Edison Co. 4.20% 2029	21,587	22,381
The Bond Fund of America — Page 14 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.25% 2030	$27,600	$24,983
Southern California Edison Co. 2.50% 2031	18,633	16,982
Southern California Edison Co. 2.75% 2032	25,388	23,591
Southern California Edison Co. 6.00% 2034	10,119	11,884
Southern California Edison Co. 5.35% 2035	30,475	33,830
Southern California Edison Co. 5.75% 2035	6,666	7,656
Southern California Edison Co. 5.625% 2036	5,649	6,357
Southern California Edison Co. 5.55% 2037	6,946	7,662
Southern California Edison Co. 5.95% 2038	12,088	14,139
Southern California Edison Co. 4.50% 2040	20,920	21,281
Southern California Edison Co. 4.00% 2047	25,554	24,652
Southern California Edison Co. 4.125% 2048	17,199	16,992
Southern California Edison Co. 4.875% 2049	1,925	2,055
Southern California Edison Co. 3.65% 2050	45,972	42,745
Southern California Edison Co. 2.95% 2051	12,678	10,405
Southern California Edison Co. 3.65% 2051	13,066	12,226
Southern California Edison Co. 3.45% 2052	6,959	6,269
Southern California Edison Co., Series C, 3.60% 2045	11,053	10,049
Southern California Gas Company 2.55% 2030	6,775	6,404
Southwestern Electric Power Co. 1.65% 2026	12,675	11,931
Southwestern Electric Power Co. 3.25% 2051	13,364	11,538
Talen Energy Corp. 7.25% 2027[4]	12,024	11,255
Talen Energy Corp. 6.625% 2028[4]	8,215	7,655
Talen Energy Supply, LLC 7.625% 2028[4]	1,590	1,476
Tampa Electric Co. 2.60% 2022	4,350	4,363
Union Electric Co. 2.15% 2032	14,920	13,612
Union Electric Co. 3.90% 2052	14,100	14,606
Virginia Electric and Power Co. 2.95% 2026	2,931	2,899
Virginia Electric and Power Co. 2.875% 2029	2,277	2,216
Virginia Electric and Power Co. 2.30% 2031	9,684	8,891
Virginia Electric and Power Co. 2.40% 2032	26,437	24,399
Virginia Electric and Power Co. 4.00% 2043	1,437	1,469
Virginia Electric and Power Co. 2.45% 2050	18,587	14,921
Vistra Operations Co. LLC 3.55% 2024[4]	8,000	7,930
Vistra Operations Co. LLC 5.00% 2027[4]	1,000	985
WEC Energy Group, Inc. 2.20% 2028	9,475	8,701
Wisconsin Electric Power Co. 2.85% 2051	5,167	4,484
Wisconsin Power and Light Co. 1.95% 2031	15,450	13,753
Wisconsin Power and Light Co. 3.65% 2050	2,675	2,615
Xcel Energy, Inc. 3.35% 2026	25,500	25,543
Xcel Energy, Inc. 1.75% 2027	19,998	18,542
Xcel Energy, Inc. 2.60% 2029	15,529	14,723
Xcel Energy, Inc. 3.40% 2030	429	429
Xcel Energy, Inc. 2.35% 2031	33,189	30,225
Xcel Energy, Inc. 3.50% 2049	9,411	8,763
		3,525,463
Consumer discretionary 3.56%
Allied Universal Holdco LLC 4.625% 2028[4]	2,105	1,992
Amazon.com, Inc. 1.20% 2027	4,519	4,174
Amazon.com, Inc. 1.65% 2028	25,000	23,283
Amazon.com, Inc. 1.50% 2030	22,712	20,352
Amazon.com, Inc. 2.10% 2031	30,819	28,677
Amazon.com, Inc. 3.875% 2037	550	584
The Bond Fund of America — Page 15 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.875% 2041	$9,877	$9,138
Amazon.com, Inc. 3.10% 2051	33,000	31,123
Amazon.com, Inc. 2.70% 2060	10,560	8,753
American Honda Finance Corp. 2.60% 2022	106	107
American Honda Finance Corp. 0.875% 2023	40,000	39,337
American Honda Finance Corp. 0.55% 2024	11,272	10,759
American Honda Finance Corp. 0.75% 2024	2,000	1,907
American Honda Finance Corp. 1.00% 2025	3,000	2,797
American Honda Finance Corp. 1.20% 2025	14,987	14,139
American Honda Finance Corp. 1.30% 2026	4,000	3,718
American Honda Finance Corp. 2.00% 2028	5,425	5,052
American Honda Finance Corp. 1.80% 2031	1,500	1,332
Atlas LuxCo 4 SARL 4.625% 2028[4]	1,610	1,507
Bayerische Motoren Werke AG 2.95% 2022[4]	3,500	3,502
Bayerische Motoren Werke AG 3.45% 2023[4]	16,128	16,352
Bayerische Motoren Werke AG 3.80% 2023[4]	1,985	2,015
Bayerische Motoren Werke AG 3.90% 2025[4]	21,240	21,688
Bayerische Motoren Werke AG 1.25% 2026[4]	600	553
Bayerische Motoren Werke AG 3.45% 2027[4]	6,975	7,033
Bayerische Motoren Werke AG 1.95% 2031[4]	3,500	3,082
Bayerische Motoren Werke AG 2.55% 2031[4]	14,011	13,046
Bayerische Motoren Werke AG 3.70% 2032[4]	8,750	8,852
BMW Finance NV 2.25% 2022[4]	7,500	7,518
Daimler Trucks Finance North America, LLC 1.125% 2023[4]	18,000	17,466
Daimler Trucks Finance North America, LLC 1.625% 2024[4]	29,500	28,193
Daimler Trucks Finance North America, LLC 3.50% 2025[4]	11,275	11,263
Daimler Trucks Finance North America, LLC 2.00% 2026[4]	10,800	10,073
Daimler Trucks Finance North America, LLC 3.65% 2027[4]	12,275	12,251
Daimler Trucks Finance North America, LLC 2.375% 2028[4]	23,725	21,620
Daimler Trucks Finance North America, LLC 2.50% 2031[4]	61,516	53,904
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	12,750	12,797
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	18,000	17,921
DaimlerChrysler North America Holding Corp. 0.75% 2024[4]	18,000	17,284
DaimlerChrysler North America Holding Corp. 2.70% 2024[4]	19,500	19,363
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	9,710	9,806
DaimlerChrysler North America Holding Corp. 1.45% 2026[4]	11,725	10,927
DaimlerChrysler North America Holding Corp. 2.45% 2031[4]	7,740	7,060
Expedia Group, Inc. 6.25% 2025[4]	2,734	2,925
Ford Motor Co. 2.30% 2025	33,110	31,466
Ford Motor Co. 2.90% 2029	29,500	26,318
Ford Motor Co. 4.75% 2043	3,500	3,185
Ford Motor Credit Company LLC 3.087% 2023	1,510	1,514
Ford Motor Credit Company LLC 3.096% 2023	14,729	14,729
Ford Motor Credit Company LLC 4.375% 2023	1,125	1,136
Ford Motor Credit Company LLC 3.664% 2024	5,756	5,696
Ford Motor Credit Company LLC 3.81% 2024	8,710	8,710
Ford Motor Credit Company LLC 5.584% 2024	423	436
Ford Motor Credit Company LLC 4.134% 2025	400	400
Ford Motor Credit Company LLC 5.125% 2025	7,390	7,547
Ford Motor Credit Company LLC 2.70% 2026	66,960	62,357
Ford Motor Credit Company LLC 4.542% 2026	18,000	18,004
Ford Motor Credit Company LLC 3.815% 2027	3,010	2,857
Ford Motor Credit Company LLC 4.125% 2027	19,805	19,383
Ford Motor Credit Company LLC 4.271% 2027	41,650	41,162
The Bond Fund of America — Page 16 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 4.95% 2027	$15,755	$16,039
Ford Motor Credit Company LLC 2.90% 2028	3,400	3,080
General Motors Company 4.35% 2025	14,354	14,613
General Motors Company 6.125% 2025	33,548	36,046
General Motors Company 4.20% 2027	4,595	4,622
General Motors Company 6.80% 2027	17,934	20,268
General Motors Company 6.75% 2046	1,000	1,208
General Motors Financial Co. 3.45% 2022	14,955	14,960
General Motors Financial Co. 3.55% 2022	1,850	1,860
General Motors Financial Co. 3.25% 2023	22,403	22,602
General Motors Financial Co. 3.70% 2023	15,126	15,284
General Motors Financial Co. 4.15% 2023	14,010	14,222
General Motors Financial Co. 1.05% 2024	425	409
General Motors Financial Co. 1.20% 2024	11,400	10,832
General Motors Financial Co. 3.50% 2024	15,365	15,408
General Motors Financial Co. 3.95% 2024	14,909	15,150
General Motors Financial Co. 5.10% 2024	16,550	17,118
General Motors Financial Co. 2.75% 2025	14,475	14,075
General Motors Financial Co. 2.90% 2025	750	733
General Motors Financial Co. 1.25% 2026	19,325	17,708
General Motors Financial Co. 1.50% 2026	43,040	39,387
General Motors Financial Co. 4.00% 2026	7,825	7,860
General Motors Financial Co. 2.35% 2027	37,503	35,036
General Motors Financial Co. 2.70% 2027	24,230	22,839
General Motors Financial Co. 2.40% 2028	36,175	32,449
General Motors Financial Co. 2.40% 2028	12,928	11,726
General Motors Financial Co. 3.60% 2030	1,735	1,662
General Motors Financial Co. 2.35% 2031	32,585	28,245
General Motors Financial Co. 2.70% 2031	24,560	21,665
General Motors Financial Co. 3.10% 2032	14,703	13,233
Grand Canyon University 4.125% 2024	25,000	24,750
Hanesbrands, Inc. 4.625% 2024[4]	5,430	5,520
Home Depot, Inc. 3.90% 2028	831	871
Home Depot, Inc. 2.95% 2029	42,205	41,896
Home Depot, Inc. 2.70% 2030	25,000	24,252
Home Depot, Inc. 1.375% 2031	26,220	22,601
Home Depot, Inc. 3.125% 2049	5	5
Home Depot, Inc. 3.35% 2050	110	104
Home Depot, Inc. 2.375% 2051	6,847	5,508
Hyundai Capital America 2.85% 2022[4]	7,412	7,436
Hyundai Capital America 3.10% 2022[4]	13,890	13,890
Hyundai Capital America 3.25% 2022[4]	24,685	24,813
Hyundai Capital America 1.25% 2023[4]	24,257	23,609
Hyundai Capital America 2.375% 2023[4]	21,815	21,754
Hyundai Capital America 5.75% 2023[4]	10,000	10,281
Hyundai Capital America 0.875% 2024[4]	17,000	16,061
Hyundai Capital America 1.00% 2024[4]	15,600	14,686
Hyundai Capital America 1.80% 2025[4]	55,906	52,282
Hyundai Capital America 2.65% 2025[4]	28,554	27,694
Hyundai Capital America 5.875% 2025[4]	10,000	10,576
Hyundai Capital America 1.30% 2026[4]	17,000	15,594
Hyundai Capital America 1.50% 2026[4]	37,265	33,929
Hyundai Capital America 1.65% 2026[4]	39,800	36,338
Hyundai Capital America 2.375% 2027[4]	11,397	10,454
The Bond Fund of America — Page 17 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 3.00% 2027[4]	$22,768	$21,782
Hyundai Capital America 1.80% 2028[4]	15,000	13,274
Hyundai Capital America 2.00% 2028[4]	37,888	33,665
Hyundai Capital America 2.10% 2028[4]	25,750	22,745
Hyundai Capital Services, Inc. 2.125% 2025[4]	5,225	5,014
Hyundai Capital Services, Inc. 1.25% 2026[4]	6,570	6,035
International Game Technology PLC 6.50% 2025[4]	1,560	1,638
International Game Technology PLC 4.125% 2026[4]	2,115	2,092
International Game Technology PLC 6.25% 2027[4]	3,500	3,692
International Game Technology PLC 5.25% 2029[4]	6,940	6,930
KB Home 6.875% 2027	5,000	5,356
KIA Corp. 2.375% 2025[4]	9,995	9,725
Lennar Corp. 4.50% 2024	3,015	3,093
Limited Brands, Inc. 6.875% 2035	4,500	4,644
Limited Brands, Inc. 6.75% 2036	4,800	4,898
Lowe’s Companies, Inc. 1.30% 2028	684	610
Lowe’s Companies, Inc. 1.70% 2030	5,216	4,560
Lowe’s Companies, Inc. 2.625% 2031	2,250	2,112
Lowe’s Companies, Inc. 3.75% 2032	3,871	3,917
Lowe’s Companies, Inc. 4.05% 2047	2,427	2,453
Lowe’s Companies, Inc. 3.00% 2050	5,431	4,637
Lowe’s Companies, Inc. 5.125% 2050	867	1,018
Lowe’s Companies, Inc. 4.25% 2052	1,458	1,510
M.D.C. Holdings, Inc. 6.00% 2043	7,475	7,692
Marriott International, Inc. 5.75% 2025	1,196	1,271
Marriott International, Inc. 3.125% 2026	1,235	1,222
Marriott International, Inc. 2.85% 2031	16,535	15,116
Marriott International, Inc. 2.75% 2033	13,523	11,961
McDonald’s Corp. 2.125% 2030	8,994	8,193
McDonald’s Corp. 4.45% 2048	1,750	1,888
McDonald’s Corp. 3.625% 2049	6,857	6,585
McDonald’s Corp. 4.20% 2050	5,396	5,652
Meituan Dianping 2.125% 2025[4]	5,041	4,484
Meituan Dianping 3.05% 2030[4]	17,000	13,666
Meituan Dianping 3.05% 2030	15,000	12,058
Melco International Development, Ltd. 4.875% 2025[4]	300	275
Melco International Development, Ltd. 5.75% 2028[4]	3,990	3,533
Melco International Development, Ltd. 5.375% 2029[4]	885	754
MGM Growth Properties LLC 5.625% 2024	3,885	4,006
MGM Growth Properties LLC 3.875% 2029[4]	2,835	2,791
MGM Resorts International 6.75% 2025	3,000	3,100
Morongo Band of Mission Indians 7.00% 2039[4]	11,225	13,828
NIKE, Inc. 2.40% 2025	8,656	8,604
NIKE, Inc. 3.25% 2040	5,469	5,337
NIKE, Inc. 3.375% 2050	4,272	4,258
Nissan Motor Acceptance Co. LLC 1.125% 2024[4]	16,200	15,165
Nissan Motor Acceptance Co. LLC 1.85% 2026[4]	36,749	32,959
Nissan Motor Acceptance Co. LLC 2.45% 2028[4]	22,958	20,098
Nissan Motor Co., Ltd. 2.60% 2022[4]	44,825	44,832
Nissan Motor Co., Ltd. 3.043% 2023[4]	8,756	8,741
Nissan Motor Co., Ltd. 3.522% 2025[4]	48,235	47,332
Nissan Motor Co., Ltd. 2.00% 2026[4]	31,075	28,467
Nissan Motor Co., Ltd. 4.345% 2027[4]	32,162	31,751
Nissan Motor Co., Ltd. 2.75% 2028[4]	39,575	35,742
The Bond Fund of America — Page 18 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 4.81% 2030[4]	$24,600	$24,438
President & Fellows of Harvard College 2.517% 2050	5,500	4,735
S.A.C.I. Falabella 3.75% 2027[4]	8,295	8,343
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	200	203
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[4]	500	523
Sands China, Ltd. 3.80% 2026	2,330	2,216
Sands China, Ltd. 5.40% 2028	43,750	43,103
Sands China, Ltd. 4.375% 2030	6,500	5,902
Starbucks Corp. 3.10% 2023	15,237	15,381
Starbucks Corp. 3.80% 2025	14,000	14,313
Stellantis Finance US, Inc. 1.711% 2027[4]	29,225	26,685
Stellantis Finance US, Inc. 2.691% 2031[4]	42,075	37,001
Taylor Morrison Home Corp. 5.75% 2028[4]	3,500	3,613
Toyota Motor Corp. 0.681% 2024	6,731	6,502
Toyota Motor Credit Corp. 0.50% 2023	6,377	6,227
Toyota Motor Credit Corp. 1.35% 2023	19,170	18,943
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,347
Toyota Motor Credit Corp. 0.45% 2024	2,530	2,445
Toyota Motor Credit Corp. 0.80% 2025	6,770	6,288
Toyota Motor Credit Corp. 3.00% 2025	8,710	8,731
Toyota Motor Credit Corp. 1.15% 2027	6,086	5,524
Toyota Motor Credit Corp. 3.20% 2027	2,330	2,351
Toyota Motor Credit Corp. 1.90% 2028	13,370	12,436
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,572
Toyota Motor Credit Corp. 3.375% 2030	15,094	15,165
Travel + Leisure Co. 4.50% 2029[4]	2,000	1,859
VICI Properties LP 4.25% 2026[4]	5,700	5,685
VICI Properties LP 4.625% 2029[4]	715	715
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[4]	2,675	2,640
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]	2,500	2,418
Volkswagen Group of America Finance, LLC 2.90% 2022[4]	27,250	27,286
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	21,938	22,100
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,057
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	22,214	21,992
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	16,205	14,956
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	21,089	21,039
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	514	533
Volkswagen Group of America Finance, LLC 1.625% 2027[4]	3,290	2,927
Wyndham Destinations, Inc. 6.625% 2026[4]	4,000	4,176
Wynn Macau, Ltd. 5.125% 2029[4]	1,200	1,019
Wynn Resorts, Ltd. 7.75% 2025[4]	4,380	4,553
Wynn Resorts, Ltd. 5.125% 2029[4]	2,500	2,357
		2,690,428
Energy 3.50%
Antero Resources Corp. 5.375% 2030[4]	1,735	1,775
Apache Corp. 4.25% 2030	9,050	9,141
Apache Corp. 6.00% 2037	6,135	6,902
Apache Corp. 5.10% 2040	4,860	4,906
Apache Corp. 4.75% 2043	15,000	14,207
Apache Corp. 5.35% 2049	16,725	16,129
Baker Hughes Co. 2.061% 2026	6,787	6,473
Boardwalk Pipeline Partners LP 3.375% 2023	1,900	1,910
BP Capital Markets America, Inc. 2.721% 2032	20,830	19,628
The Bond Fund of America — Page 19 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
BP Capital Markets America, Inc. 2.772% 2050	$451	$378
Canadian Natural Resources, Ltd. 2.95% 2023	16,235	16,320
Canadian Natural Resources, Ltd. 3.80% 2024	10,500	10,655
Canadian Natural Resources, Ltd. 2.05% 2025	3,547	3,405
Canadian Natural Resources, Ltd. 3.85% 2027	49,448	50,083
Canadian Natural Resources, Ltd. 2.95% 2030	1,798	1,712
Canadian Natural Resources, Ltd. 4.95% 2047	179	199
Cenovus Energy, Inc. 5.375% 2025	32,721	34,532
Cenovus Energy, Inc. 4.25% 2027	72,145	74,566
Cenovus Energy, Inc. 2.65% 2032	17,538	15,914
Cenovus Energy, Inc. 5.25% 2037	9,149	9,938
Cenovus Energy, Inc. 5.40% 2047	56,113	63,416
Cheniere Energy Partners LP 4.50% 2029	5,050	5,081
Cheniere Energy Partners LP 3.25% 2032[4]	5,374	4,895
Cheniere Energy, Inc. 4.625% 2028	8,875	8,916
Cheniere Energy, Inc. 3.70% 2029	7,057	7,046
Chesapeake Energy Corp. 5.50% 2026[4]	1,405	1,441
Chesapeake Energy Corp. 5.875% 2029[4]	1,210	1,251
Chevron Corp. 2.954% 2026	25,490	25,616
Chevron Corp. 1.995% 2027	22,156	21,289
Chevron Corp. 2.236% 2030	25,527	24,174
Chevron Corp. 3.078% 2050	3,943	3,734
Chevron USA, Inc. 1.018% 2027	16,054	14,610
CNX Resources Corp. 7.25% 2027[4]	20	21
CNX Resources Corp. 6.00% 2029[4]	1,608	1,626
ConocoPhillips 3.80% 2052	16,200	16,524
Constellation Oil Services Holding SA 10.00% PIK 2024[4,7,8]	3,538	1,337
Continental Resources, Inc. 2.875% 2032[4]	12,140	10,845
Devon Energy Corp. 5.25% 2024	638	667
Devon Energy Corp. 5.25% 2027	1,624	1,684
Devon Energy Corp. 5.875% 2028	1,347	1,427
Devon Energy Corp. 4.50% 2030	12,331	12,737
Diamondback Energy, Inc. 4.40% 2051	23,781	24,221
Diamondback Energy, Inc. 4.25% 2052	26,512	26,271
DT Midstream, Inc. 4.125% 2029[4]	3,430	3,294
Enbridge Energy Partners LP 7.375% 2045	22,442	31,267
Enbridge, Inc. 4.00% 2023	10,100	10,262
Endeavor Energy Resources LP 6.625% 2025[4]	1,995	2,073
Energy Transfer Operating LP 5.875% 2024	2,043	2,129
Energy Transfer Operating LP 2.90% 2025	23,003	22,524
Energy Transfer Operating LP 3.75% 2030	14,013	13,805
Energy Transfer Operating LP 5.00% 2050	108,654	110,378
Energy Transfer Partners LP 4.20% 2023	5,725	5,803
Energy Transfer Partners LP 4.50% 2024	2,975	3,046
Energy Transfer Partners LP 4.95% 2028	7,500	7,888
Energy Transfer Partners LP 6.125% 2045	1,529	1,692
Energy Transfer Partners LP 5.30% 2047	21,614	22,295
Energy Transfer Partners LP 6.25% 2049	1,571	1,810
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	17,000	15,279
Enterprise Products Operating LLC 3.20% 2052	10,521	8,909
Enterprise Products Operating LLC 3.30% 2053	11,284	9,665
EQM Midstream Partners LP 4.75% 2023	2,500	2,523
EQM Midstream Partners LP 6.50% 2027[4]	4,020	4,205
The Bond Fund of America — Page 20 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQM Midstream Partners LP 5.50% 2028	$8,300	$8,347
EQM Midstream Partners LP 4.50% 2029[4]	5,120	4,798
EQT Corp. 6.625% 2025[5]	5,812	6,146
EQT Corp. 3.90% 2027	11,000	10,984
EQT Corp. 5.00% 2029	1,175	1,214
EQT Corp. 7.50% 2030[5]	15,000	17,408
EQT Corp. 3.625% 2031[4]	3,945	3,773
Equinor ASA 3.625% 2028	8,379	8,535
Equinor ASA 3.125% 2030	22,503	22,445
Equinor ASA 3.25% 2049	5,687	5,381
Exxon Mobil Corp. 2.019% 2024	24,204	23,976
Exxon Mobil Corp. 2.44% 2029	17,028	16,329
Exxon Mobil Corp. 2.61% 2030	48,885	47,180
Exxon Mobil Corp. 4.227% 2040	2,000	2,158
Exxon Mobil Corp. 3.452% 2051	12,730	12,404
Harvest Midstream I, LP 7.50% 2028[4]	1,988	2,034
Hilcorp Energy I, LP 5.75% 2029[4]	2,125	2,131
Kinder Morgan, Inc. 5.20% 2048	9,524	10,381
Kinder Morgan, Inc. 3.25% 2050	3,345	2,787
Kinder Morgan, Inc. 3.60% 2051	37,278	33,216
Marathon Oil Corp. 4.40% 2027	5,755	5,943
MPLX LP 3.50% 2022	140	141
MPLX LP 1.75% 2026	14,508	13,614
MPLX LP 2.65% 2030	17,689	16,234
MPLX LP 4.70% 2048	5,660	5,719
MPLX LP 5.50% 2049	51,288	56,974
Murphy Oil Corp. 6.375% 2028	6,250	6,511
Murphy Oil USA, Inc. 3.75% 2031[4]	1,335	1,221
MV24 Capital BV 6.748% 2034[4]	1,793	1,747
New Fortress Energy, Inc. 6.50% 2026[4]	6,595	6,542
NGL Energy Operating LLC 7.50% 2026[4]	6,555	6,456
Occidental Petroleum Corp. 8.00% 2025	3,930	4,418
Occidental Petroleum Corp. 4.20% 2048	4,250	3,981
Oleoducto Central SA 4.00% 2027[4]	9,840	9,286
Oleoducto Central SA 4.00% 2027	9,063	8,553
ONEOK, Inc. 2.20% 2025	439	421
ONEOK, Inc. 5.85% 2026	34,246	36,841
ONEOK, Inc. 4.00% 2027	2,769	2,798
ONEOK, Inc. 4.55% 2028	910	937
ONEOK, Inc. 3.40% 2029	2,882	2,775
ONEOK, Inc. 4.35% 2029	1,617	1,653
ONEOK, Inc. 3.10% 2030	8,883	8,339
ONEOK, Inc. 6.35% 2031	14,286	16,552
ONEOK, Inc. 4.95% 2047	947	958
ONEOK, Inc. 5.20% 2048	26,631	28,447
ONEOK, Inc. 4.45% 2049	11,094	10,682
ONEOK, Inc. 4.50% 2050	7,917	7,620
ONEOK, Inc. 7.15% 2051	9,461	12,079
Petróleos Mexicanos 3.50% 2023	11,410	11,426
Petróleos Mexicanos 4.625% 2023	5,840	5,915
Petróleos Mexicanos 4.875% 2024	4,929	4,992
Petróleos Mexicanos 4.25% 2025	300	296
Petróleos Mexicanos 6.875% 2025	70,306	73,793
Petróleos Mexicanos 4.50% 2026	9,922	9,722
The Bond Fund of America — Page 21 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026	$110,761	$116,009
Petróleos Mexicanos 7.47% 2026	MXN70,000	3,148
Petróleos Mexicanos 6.49% 2027	$20,000	20,275
Petróleos Mexicanos 6.50% 2027	89,091	90,626
Petróleos Mexicanos 6.50% 2029	15,417	15,300
Petróleos Mexicanos 5.95% 2031	12,390	11,454
Petróleos Mexicanos 6.70% 2032	149,849	142,512
Petróleos Mexicanos 7.69% 2050	23,125	20,239
Plains All American Pipeline LP 3.80% 2030	1,543	1,516
PTT Exploration and Production PCL 2.587% 2027[4]	7,780	7,463
Qatar Petroleum 1.375% 2026[4]	45,305	42,351
Qatar Petroleum 2.25% 2031[4]	80,510	74,268
Qatar Petroleum 2.25% 2031	8,000	7,380
Qatar Petroleum 3.125% 2041[4]	39,145	35,714
Qatar Petroleum 3.30% 2051[4]	9,730	8,959
Rattler Midstream Partners LP 5.625% 2025[4]	4,317	4,387
SA Global Sukuk, Ltd. 0.946% 2024[4]	19,969	19,128
SA Global Sukuk, Ltd. 1.602% 2026[4]	66,255	62,371
SA Global Sukuk, Ltd. 2.694% 2031[4]	8,490	8,054
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	14,330
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	13,717
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	22,233
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	36,520
Sabine Pass Liquefaction, LLC 4.50% 2030	11,985	12,552
Saudi Arabian Oil Co. 2.875% 2024[4]	7,288	7,276
Saudi Arabian Oil Co. 1.625% 2025[4]	2,980	2,832
Saudi Arabian Oil Co. 3.50% 2029[4]	4,835	4,874
Saudi Arabian Oil Co. 4.375% 2049[4]	1,325	1,354
Shell International Finance BV 3.50% 2023	7,500	7,640
Shell International Finance BV 2.00% 2024	3,250	3,209
Shell International Finance BV 3.875% 2028	12,110	12,619
Shell International Finance BV 2.375% 2029	29,001	27,506
Shell International Finance BV 2.75% 2030	22,590	21,940
Shell International Finance BV 3.25% 2050	4,675	4,406
Shell International Finance BV 3.00% 2051	574	515
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[4]	10,500	9,838
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	21,257	20,395
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	18,886	18,148
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,140	3,017
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[4]	11,940	10,789
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[4]	27,125	21,430
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	6,717	6,445
Southwestern Energy Co. 5.95% 2025[5]	880	921
Southwestern Energy Co. 8.375% 2028	1,300	1,428
Sunoco Logistics Operating Partners LP 4.00% 2027	15,000	15,122
Sunoco Logistics Operating Partners LP 5.40% 2047	34,048	35,776
Sunoco LP 6.00% 2027	4,210	4,296
Sunoco LP 4.50% 2029	3,215	3,037
Tallgrass Energy Partners, LP 7.50% 2025[4]	1,370	1,445
Targa Resources Partners LP 5.875% 2026	8,530	8,802
Targa Resources Partners LP 6.875% 2029	6,000	6,448
Targa Resources Partners LP 5.50% 2030	8,660	9,005
Targa Resources Partners LP 4.875% 2031	2,190	2,215
Total Capital International 3.455% 2029	10,040	10,209
The Bond Fund of America — Page 22 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Total Capital International 2.829% 2030	$7,860	$7,688
Total Capital International 3.461% 2049	2,600	2,514
Total Capital International 3.127% 2050	6,238	5,718
TransCanada PipeLines, Ltd. 4.10% 2030	16,811	17,393
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,577
Western Gas Partners LP 5.30% 2048	2,000	1,984
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[5]	8,964	8,917
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[5]	6,606	6,585
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[5]	15,036	14,688
Williams Companies, Inc. 3.50% 2030	5,327	5,276
Williams Companies, Inc. 2.60% 2031	13,009	11,999
Williams Partners LP 6.30% 2040	724	876
		2,641,320
Communication services 3.10%
Alphabet, Inc. 1.10% 2030	9,030	7,902
América Móvil, SAB de CV, 8.46% 2036	MXN27,000	1,217
AT&T, Inc. 1.70% 2026	$10,000	9,481
AT&T, Inc. 2.30% 2027	14,975	14,293
AT&T, Inc. 1.65% 2028	23,275	21,248
AT&T, Inc. 4.30% 2030	30,000	31,732
AT&T, Inc. 2.75% 2031	83,090	78,023
AT&T, Inc. 2.25% 2032	50,814	45,135
AT&T, Inc. 2.55% 2033	73,196	65,177
AT&T, Inc. 3.30% 2052	24,962	21,476
AT&T, Inc. 3.50% 2053	65,023	57,302
Axiata SPV2 Bhd. 2.163% 2030	4,883	4,361
Cablevision Systems Corp. 5.375% 2028[4]	4,850	4,716
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,819
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	1,907	1,937
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	12,250	12,145
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	17,000	15,320
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[4]	10,700	10,719
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[4]	18,675	17,554
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	9,665	9,298
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	26,986	24,363
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	25,960	22,231
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,225	2,038
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]	8,000	7,462
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	9,845	9,829
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[4]	530	476
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]	21,825	18,988
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	18,943	18,850
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	5,000	4,765
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	8,400	6,947
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	2,900	2,455
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	7,840	7,914
CenturyLink, Inc. 4.00% 2027[4]	95,075	88,702
Comcast Corp. 3.95% 2025	5,250	5,426
Comcast Corp. 2.65% 2030	60,290	57,951
Comcast Corp. 1.95% 2031	14,746	13,321
Comcast Corp. 3.25% 2039	2,120	2,017
Comcast Corp. 3.75% 2040	8,930	9,023
Comcast Corp. 2.80% 2051	22,600	19,144
The Bond Fund of America — Page 23 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.887% 2051[4]	$5,000	$4,236
Diamond Sports Group LLC 5.375% 2026[4]	3,500	1,361
Grupo Televisa, SAB 7.25% 2043	MXN25,290	845
iHeartCommunications, Inc. 6.375% 2026	$8,475	8,722
Level 3 Communications, Inc. 5.25% 2026	5,015	5,032
Level 3 Communications, Inc. 3.875% 2029[4]	6,900	6,363
Level 3 Financing, Inc. 3.75% 2029[4]	3,053	2,709
Magallanes, Inc. 3.428% 2024[4]	41,644	41,902
Magallanes, Inc. 3.638% 2025[4]	19,418	19,557
Magallanes, Inc. 3.755% 2027[4]	103,000	102,984
Magallanes, Inc. 4.054% 2029[4]	8,369	8,420
Magallanes, Inc. 4.279% 2032[4]	41,902	42,140
Magallanes, Inc. 5.05% 2042[4]	20,005	20,447
Magallanes, Inc. 5.141% 2052[4]	56,664	58,107
Magallanes, Inc. 5.391% 2062[4]	17,798	18,440
Netflix, Inc. 4.875% 2028	84,816	89,082
Netflix, Inc. 5.875% 2028	175,560	193,959
Netflix, Inc. 5.375% 2029[4]	81,647	88,526
Netflix, Inc. 6.375% 2029	10,150	11,495
Netflix, Inc. 4.875% 2030[4]	64,701	69,132
News Corp. 5.125% 2032[4]	8,175	8,230
Quebecor Media, Inc. 5.75% 2023	3,600	3,670
SBA Tower Trust 1.631% 2026[4]	61,789	58,105
Scripps Escrow II, Inc. 3.875% 2029[4]	1,307	1,216
Sinclair Television Group, Inc. 4.125% 2030[4]	3,625	3,239
Sirius XM Radio, Inc. 4.00% 2028[4]	4,300	4,091
Sprint Corp. 7.875% 2023	6,163	6,556
Sprint Corp. 7.125% 2024	10,010	10,749
Sprint Corp. 7.625% 2025	39,000	42,557
TEGNA, Inc. 5.00% 2029	8,500	8,532
Tencent Holdings, Ltd. 3.28% 2024[4]	15,000	14,924
Tencent Holdings, Ltd. 3.595% 2028	7,500	7,321
Tencent Holdings, Ltd. 2.39% 2030[4]	30,000	26,708
Tencent Holdings, Ltd. 3.24% 2050[4]	14,870	11,569
Tencent Holdings, Ltd. 3.29% 2060[4]	10,000	7,587
T-Mobile US, Inc. 3.50% 2025	6,550	6,600
T-Mobile US, Inc. 1.50% 2026	4,900	4,577
T-Mobile US, Inc. 2.25% 2026[4]	11,036	10,411
T-Mobile US, Inc. 2.25% 2026	2,402	2,266
T-Mobile US, Inc. 2.625% 2026	46,064	44,057
T-Mobile US, Inc. 3.75% 2027	20,800	20,956
T-Mobile US, Inc. 2.05% 2028	2,500	2,288
T-Mobile US, Inc. 4.75% 2028	9,066	9,224
T-Mobile US, Inc. 2.40% 2029[4]	6,204	5,686
T-Mobile US, Inc. 2.625% 2029	17,611	16,098
T-Mobile US, Inc. 3.375% 2029[4]	8,000	7,620
T-Mobile US, Inc. 3.875% 2030	18,318	18,414
T-Mobile US, Inc. 2.55% 2031	20,551	18,668
T-Mobile US, Inc. 2.875% 2031	22,912	20,678
T-Mobile US, Inc. 3.50% 2031	25,000	23,563
T-Mobile US, Inc. 3.50% 2031[4]	816	769
T-Mobile US, Inc. 2.70% 2032[4]	17,050	15,531
T-Mobile US, Inc. 3.00% 2041	7,490	6,351
T-Mobile US, Inc. 3.30% 2051	10,603	8,954
The Bond Fund of America — Page 24 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.40% 2052[4]	$36,991	$31,593
Verizon Communications, Inc. 2.10% 2028	4,800	4,483
Verizon Communications, Inc. 4.329% 2028	13,420	14,178
Verizon Communications, Inc. 3.875% 2029	2,071	2,157
Verizon Communications, Inc. 4.016% 2029	5,000	5,196
Verizon Communications, Inc. 1.68% 2030	38,817	33,898
Verizon Communications, Inc. 1.75% 2031	38,919	33,986
Verizon Communications, Inc. 2.55% 2031	10,477	9,748
Verizon Communications, Inc. 2.355% 2032[4]	20,027	18,122
Verizon Communications, Inc. 2.65% 2040	14,065	12,001
Verizon Communications, Inc. 2.85% 2041	20,079	17,733
Verizon Communications, Inc. 3.40% 2041	35,261	33,149
Verizon Communications, Inc. 3.85% 2042	855	857
Verizon Communications, Inc. 2.875% 2050	48,952	41,052
Verizon Communications, Inc. 3.55% 2051	5,160	4,870
Verizon Communications, Inc. 3.875% 2052	20,000	20,157
Videotron, Ltd. 5.375% 2024[4]	3,100	3,191
Virgin Media O2 4.25% 2031[4]	5,475	5,015
Virgin Media Secured Finance PLC 5.50% 2029[4]	5,000	4,971
Virgin Media Secured Finance PLC 4.50% 2030[4]	500	467
Vodafone Group PLC 5.25% 2048	6,992	7,855
Vodafone Group PLC 4.25% 2050	17,875	17,876
Ziggo Bond Finance BV 4.875% 2030[4]	500	472
ZipRecruiter, Inc. 5.00% 2030[4]	13,375	13,076
		2,346,084
Health care 2.94%
AbbVie, Inc. 2.60% 2024	30,200	30,019
AbbVie, Inc. 2.95% 2026	16,395	16,266
AbbVie, Inc. 3.20% 2029	18,192	17,995
AmerisourceBergen Corp. 2.70% 2031	42,338	39,187
Amgen, Inc. 2.45% 2030	12,829	12,111
Amgen, Inc. 3.35% 2032	5,519	5,475
Amgen, Inc. 4.20% 2052	1,361	1,412
Amgen, Inc. 4.40% 2062	4,262	4,420
Anthem, Inc. 2.95% 2022	11,000	11,079
Anthem, Inc. 2.375% 2025	1,534	1,514
AstraZeneca Finance LLC 1.75% 2028	8,826	8,150
AstraZeneca Finance LLC 2.25% 2031	9,840	9,175
AstraZeneca PLC 2.375% 2022	14,650	14,672
AstraZeneca PLC 3.50% 2023	15,207	15,445
AstraZeneca PLC 3.375% 2025	25,790	26,189
AstraZeneca PLC 0.70% 2026	6,589	6,030
AstraZeneca PLC 4.00% 2029	2,027	2,137
AstraZeneca PLC 1.375% 2030	13,696	11,950
AstraZeneca PLC 3.00% 2051	6,295	5,813
Avantor Funding, Inc. 4.625% 2028[4]	6,320	6,259
Bausch Health Companies, Inc. 4.875% 2028[4]	5,125	4,914
Baxter International, Inc. 2.539% 2032[4]	23,238	21,245
Bayer US Finance II LLC 3.875% 2023[4]	14,400	14,556
Bayer US Finance II LLC 4.25% 2025[4]	32,819	33,409
Bayer US Finance II LLC 4.375% 2028[4]	31,520	32,266
Becton, Dickinson and Company 3.363% 2024	12,129	12,238
Boston Scientific Corp. 3.45% 2024	875	886
The Bond Fund of America — Page 25 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 2.65% 2030	$42,491	$39,926
Boston Scientific Corp. 4.70% 2049	340	380
Bristol-Myers Squibb Company 2.90% 2024	9,095	9,167
Bristol-Myers Squibb Company 3.20% 2026	7,768	7,895
Bristol-Myers Squibb Company 3.40% 2029	2,197	2,239
Bristol-Myers Squibb Company 1.45% 2030	3,580	3,128
Centene Corp. 4.25% 2027	58,085	58,363
Centene Corp. 2.45% 2028	86,515	79,163
Centene Corp. 4.625% 2029	42,335	42,752
Centene Corp. 3.00% 2030	23,055	21,211
Centene Corp. 3.375% 2030	45,137	42,551
Centene Corp. 2.50% 2031	74,200	65,605
Centene Corp. 2.625% 2031	14,110	12,581
Charles River Laboratories International, Inc. 3.75% 2029[4]	4,335	4,097
Cigna Corp. 2.375% 2031	13,734	12,595
CVS Health Corp. 1.30% 2027	10,000	9,111
CVS Health Corp. 4.30% 2028	3,547	3,717
CVS Health Corp. 3.25% 2029	6,815	6,736
CVS Health Corp. 1.75% 2030	5,660	4,968
CVS Health Corp. 1.875% 2031	13,185	11,624
CVS Health Corp. 5.05% 2048	1,707	1,938
CVS Health Corp. 4.25% 2050	8,451	8,799
Danaher Corp. 2.80% 2051	6,500	5,540
Elanco Animal Health, Inc. 5.272% 2023	4,700	4,860
Eli Lilly and Company 3.375% 2029	2,549	2,616
EMD Finance LLC 3.25% 2025[4]	16,185	16,280
Gilead Sciences, Inc. 2.80% 2050	16,575	13,627
GlaxoSmithKline PLC 2.875% 2022	1,996	1,999
GlaxoSmithKline PLC 3.375% 2023	35,700	36,235
GlaxoSmithKline PLC 3.00% 2024	14,515	14,641
GlaxoSmithKline PLC 3.625% 2025	26,180	26,761
GlaxoSmithKline PLC 3.875% 2028	2,917	3,050
HCA, Inc. 5.875% 2023	3,750	3,881
HCA, Inc. 5.875% 2026	4,700	5,004
HCA, Inc. 3.125% 2027[4]	4,775	4,673
HCA, Inc. 3.375% 2029[4]	10,353	10,087
HCA, Inc. 4.125% 2029	2,825	2,883
HCA, Inc. 5.875% 2029	7,130	7,806
HCA, Inc. 3.50% 2030	5,225	5,057
HCA, Inc. 3.625% 2032[4]	36,748	36,052
HCA, Inc. 5.25% 2049	8,300	9,126
HCA, Inc. 4.625% 2052[4]	2,479	2,506
Humana, Inc. 3.70% 2029	19,384	19,466
IMS Health Holdings, Inc. 5.00% 2026[4]	5,750	5,857
Johnson & Johnson 2.10% 2040	8,185	6,928
Kaiser Foundation Hospitals 2.81% 2041	5,555	4,869
Laboratory Corporation of America Holdings 1.55% 2026	6,555	6,113
Laboratory Corporation of America Holdings 4.70% 2045	1,310	1,399
Medtronic, Inc. 3.50% 2025	626	639
Merck & Co., Inc. 2.75% 2025	36,590	36,696
Merck & Co., Inc. 1.70% 2027	18,478	17,516
Merck & Co., Inc. 1.45% 2030	15,050	13,382
Merck & Co., Inc. 2.15% 2031	34,914	32,339
Merck & Co., Inc. 2.75% 2051	4,827	4,215
The Bond Fund of America — Page 26 of 68

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Merck & Co., Inc. 2.90% 2061	$7,590	$6,483
Molina Healthcare, Inc. 4.375% 2028[4]	2,125	2,105
Molina Healthcare, Inc. 3.875% 2030[4]	2,665	2,564
Novartis Capital Corp. 1.75% 2025	9,604	9,379
Novartis Capital Corp. 2.00% 2027	11,893	11,460
Novartis Capital Corp. 2.20% 2030	26,714	25,113
Pfizer, Inc. 3.20% 2023	32,648	33,164
Pfizer, Inc. 2.95% 2024	7,674	7,763
Pfizer, Inc. 2.75% 2026	21,057	21,059
Pfizer, Inc. 1.70% 2030	20,880	18,943
Regeneron Pharmaceuticals, Inc. 1.75% 2030	6,273	5,452
Roche Holdings, Inc. 1.93% 2028[4]	46,849	43,597
Roche Holdings, Inc. 2.076% 2031[4]	88,026	81,090
Roche Holdings, Inc. 2.607% 2051[4]	21,077	18,298
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[6,8,9,10,11]	5,478	5,478
Shire PLC 2.875% 2023	4,486	4,500
Shire PLC 3.20% 2026	25,211	25,291
Summa Health 3.511% 2051	1,655	1,580
Syneos Health, Inc. 3.625% 2029[4]	2,315	2,143
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	31,550	32,346
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	7,500	8,142
Tenet Healthcare Corp. 4.625% 2024	4,240	4,264
Tenet Healthcare Corp. 4.875% 2026[4]	5,535	5,590
Tenet Healthcare Corp. 5.125% 2027[4]	4,565	4,592
Teva Pharmaceutical Finance Co. BV 2.95% 2022	3,832	3,814
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,316	87,554
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	69,511
Teva Pharmaceutical Finance Co. BV 3.15% 2026	136,785	124,091
Teva Pharmaceutical Finance Co. BV 4.75% 2027	40,500	38,929
Teva Pharmaceutical Finance Co. BV 6.75% 2028	108,089	113,536
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,226	91,474
Teva Pharmaceutical Finance Co., LLC 6.15% 2036	11,690	11,831
Thermo Fisher Scientific, Inc. 2.00% 2031	8,106	7,288
UnitedHealth Group, Inc. 3.35% 2022	200	201
UnitedHealth Group, Inc. 2.375% 2024	7,903	7,871
UnitedHealth Group, Inc. 3.50% 2024	6,860	6,988
UnitedHealth Group, Inc. 3.70% 2025	15,430	15,848
UnitedHealth Group, Inc. 3.75% 2025	5,900	6,073
UnitedHealth Group, Inc. 2.875% 2029	4,194	4,127
UnitedHealth Group, Inc. 2.00% 2030	16,379	15,096
UnitedHealth Group, Inc. 2.30% 2031	2,055	1,933
UnitedHealth Group, Inc. 3.05% 2041	8,000	7,469
UnitedHealth Group, Inc. 4.45% 2048	2,015	2,280
UnitedHealth Group, Inc. 3.70% 2049	6,795	6,926
UnitedHealth Group, Inc. 2.90% 2050	10,000	8,906
UnitedHealth Group, Inc. 3.25% 2051	11,679	11,007
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	10,000	9,924
WellPoint, Inc. 3.50% 2024	9,349	9,493
		2,218,027
The Bond Fund of America — Page 27 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 2.62%	Principal amount (000)	Value (000)
ADT Security Corp. 4.125% 2029[4]	$3,000	$2,790
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	7,812	7,177
Aeropuerto International de Tocume SA 4.00% 2041[4]	4,100	3,733
Aeropuerto International de Tocume SA 5.125% 2061[4]	3,180	2,906
Air Lease Corp. 0.80% 2024	17,900	16,875
Air Lease Corp. 2.875% 2026	28,382	27,430
Air Lease Corp. 2.20% 2027	18,500	17,150
Air Lease Corp. 2.10% 2028	13,775	12,073
American Airlines, Inc. 5.50% 2026[4]	11,235	11,335
Autoridad del Canal de Panama 4.95% 2035[4]	5,500	6,136
Autoridad del Canal de Panama 4.95% 2035	1,025	1,144
Avolon Holdings Funding, Ltd. 3.95% 2024[4]	35,726	35,638
Avolon Holdings Funding, Ltd. 2.125% 2026[4]	35,436	32,398
Avolon Holdings Funding, Ltd. 4.25% 2026[4]	9,306	9,190
Avolon Holdings Funding, Ltd. 4.375% 2026[4]	3,500	3,458
Avolon Holdings Funding, Ltd. 2.528% 2027[4]	2,795	2,474
Avolon Holdings Funding, Ltd. 3.25% 2027[4]	16,000	15,075
Avolon Holdings Funding, Ltd. 2.75% 2028[4]	20,000	17,821
Boeing Co. 3.25% 2035	2,022	1,815
Boeing Company 1.95% 2024	7,209	7,053
Boeing Company 2.80% 2024	3,485	3,483
Boeing Company 4.875% 2025	137,783	142,278
Boeing Company 2.196% 2026	80,451	76,150
Boeing Company 2.75% 2026	112,914	109,559
Boeing Company 3.10% 2026	18,239	17,945
Boeing Company 2.70% 2027	4,854	4,663
Boeing Company 5.04% 2027	82,257	86,761
Boeing Company 3.25% 2028	113,333	109,392
Boeing Company 3.25% 2028	10,176	9,795
Boeing Company 5.15% 2030	145,603	155,504
Boeing Company 3.625% 2031	23,057	22,482
Boeing Company 3.60% 2034	6,790	6,346
Boeing Company 3.50% 2039	545	471
Boeing Company 5.705% 2040	1,750	1,961
Boeing Company 3.90% 2049	8,665	7,844
Boeing Company 3.75% 2050	4,934	4,409
Boeing Company 5.805% 2050	51,351	59,478
Boeing Company 5.93% 2060	2,000	2,317
Burlington Northern Santa Fe LLC 3.05% 2051	8,000	7,380
Burlington Northern Santa Fe LLC 3.30% 2051	36,427	34,620
Burlington Northern Santa Fe LLC 2.875% 2052	1,425	1,266
BWX Technologies, Inc. 4.125% 2028[4]	1,675	1,615
Canadian National Railway Company 3.20% 2046	1,220	1,153
Canadian Pacific Railway, Ltd. 1.75% 2026	12,290	11,596
Canadian Pacific Railway, Ltd. 2.45% 2031	39,760	36,978
Canadian Pacific Railway, Ltd. 3.00% 2041	25,869	23,326
Canadian Pacific Railway, Ltd. 3.10% 2051	44,958	39,865
Carrier Global Corp. 2.242% 2025	1,609	1,568
Carrier Global Corp. 2.493% 2027	1,332	1,271
Carrier Global Corp. 2.722% 2030	15,767	14,836
Carrier Global Corp. 3.377% 2040	17,500	15,952
Carrier Global Corp. 3.577% 2050	3,000	2,755
Clean Harbors, Inc. 4.875% 2027[4]	1,100	1,099
Clean Harbors, Inc. 5.125% 2029[4]	10,000	10,051
The Bond Fund of America — Page 28 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 3.80% 2028	$2,460	$2,546
CSX Corp. 4.25% 2029	4,277	4,541
CSX Corp. 2.40% 2030	17,855	16,994
CSX Corp. 2.50% 2051	5,905	4,790
Delta Air Lines, Inc. 7.00% 2025[4]	2,750	2,948
Dianjian Haiyu, Ltd. 3.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[5]	4,148	4,156
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[5]	14,000	14,141
Dun & Bradstreet Corp. 5.00% 2029[4]	16,863	15,870
ENA Master Trust 4.00% 2048[4]	8,154	7,677
General Dynamics Corp. 3.375% 2023	6,645	6,728
General Dynamics Corp. 3.50% 2025	8,025	8,173
General Dynamics Corp. 1.15% 2026	7,280	6,782
General Dynamics Corp. 3.625% 2030	10,250	10,570
General Dynamics Corp. 2.25% 2031	2,377	2,222
General Electric Capital Corp. 4.418% 2035	28,794	30,981
Herc Holdings, Inc. 5.50% 2027[4]	1,600	1,624
Honeywell International, Inc. 2.30% 2024	3,387	3,380
Honeywell International, Inc. 1.35% 2025	165	159
Honeywell International, Inc. 2.70% 2029	8,333	8,215
Honeywell International, Inc. 1.95% 2030	22,750	21,034
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,515
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,311
L3Harris Technologies, Inc. 1.80% 2031	3,725	3,241
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[4]	2,551	2,741
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	543	583
Lima Metro Line 2 Finance, Ltd. 4.35% 2036	2,333	2,311
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[4]	911	902
Lockheed Martin Corp. 1.85% 2030	8,099	7,356
Lockheed Martin Corp. 3.60% 2035	3,758	3,804
Lockheed Martin Corp. 4.50% 2036	3,018	3,338
Lockheed Martin Corp. 4.07% 2042	971	1,041
Masco Corp. 1.50% 2028	10,810	9,533
Masco Corp. 2.00% 2031	14,724	12,794
Masco Corp. 3.125% 2051	2,112	1,764
Mexico City Airport Trust 4.25% 2026	200	198
Mexico City Airport Trust 3.875% 2028	11,400	10,910
Mexico City Airport Trust 3.875% 2028[4]	690	660
Mexico City Airport Trust 5.50% 2046	4,093	3,641
Mexico City Airport Trust 5.50% 2047	15,685	13,850
Mexico City Airport Trust 5.50% 2047[4]	4,796	4,235
MISC Capital Two (Labuan), Ltd. 3.75% 2027[4]	16,872	16,809
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[4]	2,300	2,319
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[4]	4,650	4,666
Norfolk Southern Corp. 3.05% 2050	1,558	1,392
Northrop Grumman Corp. 2.93% 2025	25,040	25,118
Northrop Grumman Corp. 3.25% 2028	8,475	8,491
Otis Worldwide Corp. 2.056% 2025	28,882	28,148
Otis Worldwide Corp. 2.293% 2027	5,750	5,426
Otis Worldwide Corp. 2.565% 2030	4,900	4,586
Pitney Bowes, Inc. 6.875% 2027[4]	6,000	5,687
Prime Security Services Borrower, LLC 5.25% 2024[4]	2,500	2,563
Prime Security Services Borrower, LLC 5.75% 2026[4]	2,000	2,043
The Bond Fund of America — Page 29 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Prime Security Services Borrower, LLC 3.375% 2027[4]	$3,100	$2,840
Raytheon Technologies Corp. 3.20% 2024	10,105	10,221
Raytheon Technologies Corp. 2.25% 2030	3,750	3,478
Raytheon Technologies Corp. 1.90% 2031	18,596	16,478
Raytheon Technologies Corp. 2.375% 2032	10,474	9,627
Raytheon Technologies Corp. 2.82% 2051	3,750	3,167
Raytheon Technologies Corp. 3.03% 2052	7,000	6,151
Republic Services, Inc. 2.50% 2024	7,000	6,931
Republic Services, Inc. 2.375% 2033	9,620	8,653
Rolls-Royce PLC 5.75% 2027[4]	1,935	1,990
Roper Technologies, Inc. 1.00% 2025	2,000	1,858
Roper Technologies, Inc. 1.40% 2027	4,250	3,859
Roper Technologies, Inc. 1.75% 2031	5,000	4,326
Rutas 2 and 7 Finance, Ltd. 0% 2036[4]	1,735	1,262
Siemens AG 2.90% 2022[4]	10,000	10,030
Siemens AG 1.20% 2026[4]	24,978	23,221
Stericycle, Inc. 5.375% 2024[4]	5,000	5,104
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]	14,355	12,393
TransDigm, Inc. 6.25% 2026[4]	656	674
Triton Container International, Ltd. 1.15% 2024[4]	8,063	7,655
Triton Container International, Ltd. 3.15% 2031[4]	15,346	14,047
Union Pacific Corp. 3.15% 2024	5,705	5,763
Union Pacific Corp. 3.75% 2025	2,000	2,051
Union Pacific Corp. 2.15% 2027	4,740	4,564
Union Pacific Corp. 2.40% 2030	9,549	9,049
Union Pacific Corp. 2.375% 2031	36,045	33,779
Union Pacific Corp. 2.80% 2032	26,093	25,085
Union Pacific Corp. 2.891% 2036	15,705	14,707
Union Pacific Corp. 3.375% 2042	3,350	3,245
Union Pacific Corp. 4.30% 2049	4,550	4,977
Union Pacific Corp. 3.25% 2050	18,198	16,990
Union Pacific Corp. 2.95% 2052	7,956	7,072
Union Pacific Corp. 3.50% 2053	7,590	7,448
Union Pacific Corp. 3.95% 2059	11,880	12,135
United Airlines Holdings, Inc. 6.50% 2027[4]	10,440	10,897
United Technologies Corp. 3.65% 2023	437	443
United Technologies Corp. 3.95% 2025	17,415	17,978
United Technologies Corp. 3.125% 2027	1,000	1,005
United Technologies Corp. 4.125% 2028	6,320	6,615
United Technologies Corp. 4.50% 2042	1,625	1,798
WESCO Distribution, Inc. 7.125% 2025[4]	2,165	2,255
WESCO Distribution, Inc. 7.25% 2028[4]	4,355	4,631
XPO Logistics, Inc. 6.25% 2025[4]	5,000	5,174
		1,982,973
Consumer staples 1.79%
7-Eleven, Inc. 0.95% 2026[4]	14,861	13,526
7-Eleven, Inc. 1.30% 2028[4]	18,485	16,213
7-Eleven, Inc. 1.80% 2031[4]	99,105	85,517
7-Eleven, Inc. 2.80% 2051[4]	8,505	6,881
Albertsons Companies, Inc. 3.50% 2023[4]	3,575	3,581
Altria Group, Inc. 2.35% 2025	785	763
Altria Group, Inc. 4.40% 2026	8,325	8,620
Altria Group, Inc. 4.80% 2029	9,905	10,400
The Bond Fund of America — Page 30 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 3.40% 2030	$3,247	$3,129
Altria Group, Inc. 2.45% 2032	6,000	5,227
Altria Group, Inc. 5.80% 2039	900	973
Altria Group, Inc. 4.50% 2043	100	91
Altria Group, Inc. 5.375% 2044	2,433	2,524
Altria Group, Inc. 5.95% 2049	50,296	54,661
Altria Group, Inc. 4.45% 2050	13,107	11,940
Altria Group, Inc. 3.70% 2051	18,697	15,168
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	33,000	36,754
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,076
Anheuser-Busch InBev NV 4.75% 2029	36,001	39,067
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,493
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,335
Anheuser-Busch InBev NV 5.45% 2039	10,000	11,715
Anheuser-Busch InBev NV 4.439% 2048	1,155	1,213
Anheuser-Busch InBev NV 4.60% 2048	9,275	10,043
Anheuser-Busch InBev NV 5.55% 2049	4,979	6,095
Anheuser-Busch InBev NV 4.50% 2050	14,083	15,095
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	19,926
British American Tobacco International Finance PLC 1.668% 2026	17,162	15,770
British American Tobacco PLC 3.222% 2024	51,000	51,020
British American Tobacco PLC 3.215% 2026	8,750	8,483
British American Tobacco PLC 3.557% 2027	57,335	55,900
British American Tobacco PLC 4.70% 2027	911	935
British American Tobacco PLC 2.259% 2028	32,106	28,865
British American Tobacco PLC 4.448% 2028	19,500	19,583
British American Tobacco PLC 4.906% 2030	6,138	6,333
British American Tobacco PLC 2.726% 2031	23,635	20,864
British American Tobacco PLC 4.742% 2032	17,000	17,126
British American Tobacco PLC 4.39% 2037	50,000	46,606
British American Tobacco PLC 3.734% 2040	7,505	6,166
British American Tobacco PLC 4.54% 2047	47,511	42,525
British American Tobacco PLC 4.758% 2049	46,300	42,720
British American Tobacco PLC 3.984% 2050	15,837	12,877
British American Tobacco PLC 5.282% 2050	9,163	9,098
British American Tobacco PLC 5.65% 2052	3,883	3,949
Central Garden & Pet Co. 4.125% 2030	1,325	1,198
Coca-Cola Company 1.00% 2028	2,785	2,494
Coca-Cola Company 1.375% 2031	3,424	2,971
Coca-Cola Company 2.50% 2051	1,634	1,371
Coca-Cola FEMSA, SAB de CV, 1.85% 2032	5,500	4,783
Conagra Brands, Inc. 4.30% 2024	22,146	22,772
Conagra Brands, Inc. 4.60% 2025	11,307	11,720
Conagra Brands, Inc. 1.375% 2027	7,200	6,402
Conagra Brands, Inc. 5.30% 2038	780	860
Conagra Brands, Inc. 5.40% 2048	14,298	16,478
Constellation Brands, Inc. 3.20% 2023	10,638	10,747
Constellation Brands, Inc. 4.25% 2023	8,588	8,752
Constellation Brands, Inc. 3.70% 2026	3,350	3,384
Constellation Brands, Inc. 3.60% 2028	1,650	1,641
Constellation Brands, Inc. 2.875% 2030	26,447	24,846
Constellation Brands, Inc. 2.25% 2031	5,951	5,250
Constellation Brands, Inc. 4.10% 2048	1,000	968
Darling Ingredients, Inc. 5.25% 2027[4]	6,000	6,127
The Bond Fund of America — Page 31 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
GSK Consumer Healthcare Capital US, LLC 3.375% 2027[4]	$17,000	$17,019
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,189
InRetail Consumer 3.25% 2028[4]	5,400	5,074
JBS Luxembourg SARL 2.50% 2027[4]	32,544	30,291
JBS Luxembourg SARL 3.625% 2032[4]	10,189	9,346
JBS Luxembourg SARL 3.625% 2032	212	194
JBS USA Lux SA 3.00% 2029[4]	22,321	20,692
JBS USA Lux SA 5.50% 2030[4]	2,375	2,433
JBS USA Lux SA 3.00% 2032[4]	18,250	16,464
Keurig Dr Pepper, Inc. 4.057% 2023	15,660	15,941
Keurig Dr Pepper, Inc. 4.417% 2025	10,993	11,372
Keurig Dr Pepper, Inc. 4.597% 2028	17,199	18,171
Keurig Dr Pepper, Inc. 3.20% 2030	13,597	13,195
Keurig Dr Pepper, Inc. 4.985% 2038	10,000	10,978
Keurig Dr Pepper, Inc. 5.085% 2048	14,925	17,008
Kimberly-Clark de México, SAB de CV, 2.431% 2031[4]	2,510	2,278
Kraft Heinz Company 3.00% 2026	2,599	2,567
Kraft Heinz Company 4.375% 2046	14,000	13,879
Kraft Heinz Company 4.875% 2049	3,570	3,766
Molson Coors Brewing Co. 4.20% 2046	2,500	2,433
Nestlé Holdings, Inc. 0.625% 2026[4]	15,343	14,111
Nestlé Holdings, Inc. 1.00% 2027[4]	9,795	8,823
Nestlé Holdings, Inc. 1.15% 2027[4]	7,500	6,882
Nestlé Holdings, Inc. 1.875% 2031[4]	10,000	9,017
Nestlé Holdings, Inc. 2.625% 2051[4]	10,000	8,541
PepsiCo, Inc. 1.625% 2030	6,401	5,763
PepsiCo, Inc. 1.40% 2031	5,307	4,647
PepsiCo, Inc. 1.95% 2031	40,560	37,079
PepsiCo, Inc. 2.75% 2051	3,000	2,692
Philip Morris International, Inc. 2.50% 2022	16,500	16,575
Philip Morris International, Inc. 2.875% 2024	11,985	12,014
Philip Morris International, Inc. 1.50% 2025	1,286	1,227
Philip Morris International, Inc. 0.875% 2026	4,170	3,810
Philip Morris International, Inc. 3.375% 2029	6,052	6,020
Philip Morris International, Inc. 1.75% 2030	10,476	9,076
Philip Morris International, Inc. 2.10% 2030	3,718	3,350
Philip Morris International, Inc. 4.125% 2043	4,445	4,241
Philip Morris International, Inc. 4.875% 2043	8,500	8,912
Philip Morris International, Inc. 4.25% 2044	1,009	980
Procter & Gamble Company 0.55% 2025	11,444	10,622
Procter & Gamble Company 1.00% 2026	1,229	1,150
Procter & Gamble Company 1.20% 2030	4,005	3,493
Procter & Gamble Company 3.00% 2030	1,183	1,191
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	17,570	15,770
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	4,185	3,631
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	4,305	4,298
Reynolds American, Inc. 4.45% 2025	7,158	7,316
Reynolds American, Inc. 4.75% 2042	2,500	2,470
Reynolds American, Inc. 5.85% 2045	10,195	10,525
Spectrum Brands, Inc. 5.75% 2025	2,750	2,805
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,019
		1,355,950
The Bond Fund of America — Page 32 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.16%	Principal amount (000)	Value (000)
Adobe, Inc. 2.30% 2030	$6,009	$5,693
Analog Devices, Inc. 1.70% 2028	11,225	10,376
Analog Devices, Inc. 2.10% 2031	22,799	21,061
Analog Devices, Inc. 2.80% 2041	2,973	2,678
Analog Devices, Inc. 2.95% 2051	18,184	16,536
Apple, Inc. 0.55% 2025	9,225	8,603
Apple, Inc. 1.125% 2025	12,963	12,387
Apple, Inc. 2.375% 2041	4,625	4,039
Apple, Inc. 2.40% 2050	4,935	4,085
Apple, Inc. 2.65% 2050	1,595	1,394
Apple, Inc. 2.65% 2051	9,770	8,455
Apple, Inc. 2.70% 2051	4,500	3,925
Apple, Inc. 2.55% 2060	2,790	2,295
Black Knight, Inc. 3.625% 2028[4]	3,200	3,036
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,359	14,477
Broadcom, Inc. 4.00% 2029[4]	18,905	18,896
Broadcom, Inc. 4.75% 2029	10,375	10,920
Broadcom, Inc. 4.15% 2030	36,500	37,051
Broadcom, Inc. 5.00% 2030	650	692
Broadcom, Inc. 4.15% 2032[4]	14,602	14,570
Broadcom, Inc. 3.419% 2033[4]	6,938	6,488
Broadcom, Inc. 3.469% 2034[4]	111,198	103,216
Broadcom, Inc. 3.137% 2035[4]	4,909	4,335
Broadcom, Inc. 3.187% 2036[4]	57,589	50,113
Broadcom, Inc. 3.50% 2041[4]	11,842	10,577
Broadcom, Inc. 3.75% 2051[4]	7,205	6,475
Broadcom, Ltd. 2.65% 2023	16,500	16,497
CDW Corp. 4.125% 2025	5,275	5,311
Fidelity National Information Services, Inc. 1.15% 2026	22,429	20,613
Fidelity National Information Services, Inc. 2.25% 2031	13,937	12,346
Fidelity National Information Services, Inc. 3.10% 2041	1,129	980
Fiserv, Inc. 2.75% 2024	19,000	18,956
Fiserv, Inc. 3.50% 2029	10,016	9,871
Fiserv, Inc. 2.65% 2030	5,019	4,640
Gartner, Inc. 4.50% 2028[4]	1,850	1,845
Global Payments, Inc. 2.90% 2030	10,871	10,049
Global Payments, Inc. 2.90% 2031	5,973	5,449
Imola Merger Corp. 4.75% 2029[4]	2,500	2,411
Mastercard, Inc. 1.90% 2031	10,297	9,541
Mastercard, Inc. 2.00% 2031	11,959	10,917
Mastercard, Inc. 2.95% 2051	8,056	7,394
Microsoft Corp. 3.125% 2025	5,290	5,386
Microsoft Corp. 2.525% 2050	8,100	7,018
NCR Corp. 5.75% 2027[4]	2,500	2,503
NCR Corp. 6.125% 2029[4]	1,730	1,738
NCR Corp. 5.25% 2030[4]	7,250	6,885
Open Text Corp. 3.875% 2028[4]	6,500	6,243
Oracle Corp. 2.50% 2025	11,500	11,243
Oracle Corp. 1.65% 2026	25,637	23,940
Oracle Corp. 2.30% 2028	8,095	7,410
Oracle Corp. 2.875% 2031	58,258	53,209
Oracle Corp. 3.60% 2050	55,665	46,304
Oracle Corp. 3.95% 2051	7,204	6,321
PayPal Holdings, Inc. 2.85% 2029	8,801	8,626
The Bond Fund of America — Page 33 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
PayPal Holdings, Inc. 2.30% 2030	$14,574	$13,586
PayPal Holdings, Inc. 3.25% 2050	1,114	1,020
salesforce.com, inc. 1.95% 2031	13,025	11,934
salesforce.com, inc. 2.70% 2041	4,875	4,332
salesforce.com, inc. 2.90% 2051	26,700	23,790
salesforce.com, inc. 3.05% 2061	7,460	6,582
ServiceNow, Inc. 1.40% 2030	72,310	61,539
SK hynix, Inc. 1.50% 2026[4]	19,275	17,852
SK hynix, Inc. 2.375% 2031[4]	9,830	8,578
Square, Inc. 3.50% 2031[4]	5,025	4,606
Unisys Corp. 6.875% 2027[4]	1,700	1,781
VeriSign, Inc. 2.70% 2031	9,426	8,546
Xerox Corp. 5.50% 2028[4]	6,000	5,858
		876,023
Real estate 0.78%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,442	2,489
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,484
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,072	1,097
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,672	1,587
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,247
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,158	3,113
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,758	1,490
American Campus Communities, Inc. 3.75% 2023	5,145	5,199
American Campus Communities, Inc. 4.125% 2024	9,432	9,609
American Campus Communities, Inc. 3.30% 2026	20,742	20,657
American Campus Communities, Inc. 3.625% 2027	3,776	3,751
American Campus Communities, Inc. 2.85% 2030	4,967	4,663
American Campus Communities, Inc. 3.875% 2031	1,414	1,425
American Tower Corp. 1.45% 2026	3,752	3,429
American Tower Corp. 1.60% 2026	6,213	5,767
American Tower Corp. 3.65% 2027	13,440	13,413
American Tower Corp. 2.30% 2031	19,797	17,320
American Tower Corp. 2.70% 2031	19,986	18,108
American Tower Corp. 4.05% 2032	4,407	4,423
American Tower Corp. 2.95% 2051	570	450
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]	2,490	2,265
Corporate Office Properties LP 2.25% 2026	14,337	13,681
Corporate Office Properties LP 2.00% 2029	6,408	5,647
Corporate Office Properties LP 2.75% 2031	10,067	9,052
Corporate Office Properties LP 2.90% 2033	3,302	2,919
Crown Castle International Corp. 2.50% 2031	32,375	28,934
Equinix, Inc. 2.625% 2024	40,151	39,611
Equinix, Inc. 1.25% 2025	9,870	9,213
Equinix, Inc. 1.45% 2026	5,950	5,467
Equinix, Inc. 2.90% 2026	17,754	17,219
Equinix, Inc. 1.80% 2027	2,871	2,615
Equinix, Inc. 1.55% 2028	10,115	8,949
Equinix, Inc. 2.00% 2028	1,318	1,190
Equinix, Inc. 3.20% 2029	29,707	28,466
Equinix, Inc. 2.15% 2030	36,619	32,096
Equinix, Inc. 2.50% 2031	33,976	30,527
Equinix, Inc. 3.90% 2032	7,430	7,391
Equinix, Inc. 3.00% 2050	6,651	5,443
The Bond Fund of America — Page 34 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 2.95% 2051	$400	$320
Equinix, Inc. 3.40% 2052	8,582	7,462
Essex Portfolio LP 3.25% 2023	4,520	4,541
Essex Portfolio LP 3.875% 2024	5,500	5,566
Essex Portfolio LP 3.50% 2025	3	3
Essex Portfolio LP 3.375% 2026	1,079	1,081
Extra Space Storage, Inc. 2.35% 2032	4,089	3,596
FibraSOMA 4.375% 2031[4]	8,260	6,918
Hospitality Properties Trust 5.00% 2022	14,650	14,597
Hospitality Properties Trust 4.50% 2023	9,680	9,582
Hospitality Properties Trust 4.50% 2025	6,875	6,454
Hospitality Properties Trust 3.95% 2028	100	85
Howard Hughes Corp. 5.375% 2028[4]	7,525	7,567
Howard Hughes Corp. 4.125% 2029[4]	1,925	1,810
Howard Hughes Corp. 4.375% 2031[4]	5,400	5,083
Invitation Homes Operating Partnership LP 2.30% 2028	4,513	4,092
Invitation Homes Operating Partnership LP 2.00% 2031	6,088	5,209
Invitation Homes Operating Partnership LP 2.70% 2034	3,883	3,404
Iron Mountain, Inc. 4.875% 2027[4]	1,605	1,590
Iron Mountain, Inc. 5.25% 2028[4]	12,959	12,807
Iron Mountain, Inc. 4.875% 2029[4]	8,367	7,979
Iron Mountain, Inc. 5.25% 2030[4]	7,950	7,802
Iron Mountain, Inc. 4.50% 2031[4]	8,750	8,092
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	2,246
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,212
Kimco Realty Corp. 2.70% 2024	16,980	16,857
Kimco Realty Corp. 3.30% 2025	5,000	4,981
Omega Healthcare Investors, Inc. 4.375% 2023	433	440
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,804
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,052
Public Storage 1.95% 2028	5,850	5,426
Public Storage 2.30% 2031	3,473	3,215
Scentre Group 3.25% 2025[4]	1,265	1,260
Scentre Group 3.50% 2025[4]	9,846	9,880
Sun Communities Operating LP 2.30% 2028	5,866	5,327
Sun Communities Operating LP 2.70% 2031	25,386	22,944
WEA Finance LLC 3.75% 2024[4]	2,480	2,478
Westfield Corp., Ltd. 3.50% 2029[4]	7,335	7,089
		588,257
Materials 0.64%
Air Products and Chemicals, Inc. 2.70% 2040	11,472	10,180
Alpek, SAB de CV 3.25% 2031[4]	5,000	4,567
Anglo American Capital PLC 2.25% 2028[4]	4,816	4,407
Anglo American Capital PLC 5.625% 2030[4]	10,000	11,037
Anglo American Capital PLC 2.875% 2031[4]	3,600	3,323
Anglo American Capital PLC 3.95% 2050[4]	4,980	4,680
ArcelorMittal 7.00% 2039	3,250	3,823
ArcelorMittal 6.75% 2041	2,780	3,300
Ardagh Packaging Finance 5.25% 2025[4]	3,640	3,641
Ardagh Packaging Finance 4.125% 2026[4]	2,500	2,412
Ball Corp. 4.00% 2023	6,000	6,067
Berry Global Escrow Corp. 4.875% 2026[4]	9,875	9,986
Braskem Idesa SAPI 7.45% 2029[4]	1,540	1,567
The Bond Fund of America — Page 35 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Braskem SA 4.50% 2030[4]	$4,600	$4,460
Braskem SA 5.875% 2050[4]	4,000	3,976
BWAY Parent Co., Inc. 5.50% 2024[4]	6,500	6,483
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	6,630	6,686
Cleveland-Cliffs, Inc. 9.875% 2025[4]	5,271	5,880
Cleveland-Cliffs, Inc. 6.75% 2026[4]	12,450	13,092
Crown Holdings, Inc. 4.25% 2026	4,000	4,014
Dow Chemical Co. 4.55% 2025	33	34
Dow Chemical Co. 3.625% 2026	4,058	4,111
Dow Chemical Co. 4.80% 2028	4,000	4,290
Dow Chemical Co. 2.10% 2030	13,250	11,938
Dow Chemical Co. 4.625% 2044	1,100	1,172
Dow Chemical Co. 5.55% 2048	8,600	10,539
Dow Chemical Co. 4.80% 2049	7,671	8,501
Dow Chemical Co. 3.60% 2050	10,633	9,930
Ecolab, Inc. 1.65% 2027	5,000	4,703
Ecolab, Inc. 2.125% 2032	15,400	14,102
Ecolab, Inc. 2.125% 2050	4,000	3,073
Ecolab, Inc. 2.70% 2051	3,000	2,577
Freeport-McMoRan, Inc. 3.875% 2023	9,000	9,109
Freeport-McMoRan, Inc. 4.125% 2028	4,000	4,002
Freeport-McMoRan, Inc. 4.25% 2030	40	40
Freeport-McMoRan, Inc. 5.40% 2034	1,450	1,612
Freeport-McMoRan, Inc. 5.45% 2043	2,566	2,879
Fresnillo PLC 4.25% 2050[4]	9,516	8,406
Glencore Funding LLC 4.125% 2024[4]	25,850	26,217
Glencore Funding LLC 1.625% 2026[4]	6,168	5,705
Glencore Funding LLC 2.625% 2031[4]	9,100	8,156
Glencore Funding LLC 3.375% 2051[4]	2,100	1,772
Glencore Funding LLC 3.875% 2051[4]	1,900	1,764
Graphic Packaging International, Inc. 3.50% 2028[4]	8,000	7,536
Industrias Peñoles, SAB de CV, 4.75% 2050[4]	6,090	5,561
International Flavors & Fragrances, Inc. 1.23% 2025[4]	5,000	4,634
International Flavors & Fragrances, Inc. 1.832% 2027[4]	8,022	7,306
International Flavors & Fragrances, Inc. 2.30% 2030[4]	30,114	26,929
International Flavors & Fragrances, Inc. 3.268% 2040[4]	4,500	4,024
International Flavors & Fragrances, Inc. 3.468% 2050[4]	10,710	9,486
LYB International Finance III, LLC 1.25% 2025	3,952	3,663
LYB International Finance III, LLC 2.25% 2030	15,225	13,742
LYB International Finance III, LLC 3.375% 2040	4,250	3,815
LYB International Finance III, LLC 4.20% 2049	1,740	1,728
LYB International Finance III, LLC 4.20% 2050	4,500	4,459
LYB International Finance III, LLC 3.625% 2051	5,503	4,998
Methanex Corp. 5.125% 2027	13,150	13,233
Methanex Corp. 5.25% 2029	1,125	1,144
Methanex Corp. 5.65% 2044	1,000	920
Newcrest Finance Pty, Ltd. 3.25% 2030[4]	5,229	5,008
Newcrest Finance Pty, Ltd. 4.20% 2050[4]	2,714	2,649
Nova Chemicals Corp. 4.875% 2024[4]	2,000	2,025
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,483
Nova Chemicals Corp. 4.25% 2029[4]	5,535	5,110
Nutrien, Ltd. 4.20% 2029	500	523
Nutrien, Ltd. 5.00% 2049	3,850	4,483
Olin Corp. 5.625% 2029	2,500	2,536
The Bond Fund of America — Page 36 of 68

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Praxair, Inc. 1.10% 2030	$9,983	$8,579
Praxair, Inc. 2.00% 2050	5,729	4,338
Rio Tinto Finance (USA), Ltd. 2.75% 2051	8,451	7,324
Sealed Air Corp. 5.25% 2023[4]	111	113
Sherwin-Williams Company 2.75% 2022	212	212
Sherwin-Williams Company 3.125% 2024	7,250	7,300
Sherwin-Williams Company 3.45% 2027	2,862	2,873
Sherwin-Williams Company 2.95% 2029	5,150	4,972
Sherwin-Williams Company 2.30% 2030	2,771	2,537
Sherwin-Williams Company 2.20% 2032	5,250	4,663
Sherwin-Williams Company 4.50% 2047	2,601	2,763
Sherwin-Williams Company 3.80% 2049	1,500	1,447
Sherwin-Williams Company 3.30% 2050	1,700	1,516
Sherwin-Williams Company 2.90% 2052	2,500	2,055
Silgan Holdings, Inc. 4.125% 2028	2,500	2,403
Summit Materials, Inc. 5.25% 2029[4]	4,160	4,112
Suzano Austria GmbH 6.00% 2029	1,900	2,055
Suzano Austria GmbH 3.75% 2031	6,660	6,282
Vale Overseas, Ltd. 3.75% 2030	6,457	6,240
Westlake Chemical Corp. 5.00% 2046	7,090	7,731
Westlake Chemical Corp. 4.375% 2047	1,960	1,988
		482,711
Total corporate bonds, notes & loans		25,178,085
Mortgage-backed obligations 18.32% Federal agency mortgage-backed obligations 15.43%
Fannie Mae Pool #976945 5.50% 2023[12]	—[2]	—[2]
Fannie Mae Pool #976948 6.00% 2023[12]	3	3
Fannie Mae Pool #932119 4.50% 2024[12]	492	508
Fannie Mae Pool #AD6392 4.50% 2025[12]	524	539
Fannie Mae Pool #AD3149 4.50% 2025[12]	295	303
Fannie Mae Pool #AD5692 4.50% 2025[12]	254	262
Fannie Mae Pool #AB1068 4.50% 2025[12]	2	2
Fannie Mae Pool #MA3131 3.00% 2027[12]	61	62
Fannie Mae Pool #MA2973 3.00% 2027[12]	7	7
Fannie Mae Pool #AL9668 3.00% 2030[12]	10	10
Fannie Mae Pool #AZ0554 3.50% 2030[12]	280	287
Fannie Mae Pool #AY1948 3.50% 2030[12]	227	233
Fannie Mae Pool #BJ4856 3.00% 2033[12]	395	402
Fannie Mae Pool #MA3518 4.00% 2033[12]	17	17
Fannie Mae Pool #695412 5.00% 2033[12]	8	9
Fannie Mae Pool #BO1359 2.50% 2034[12]	1,973	1,954
Fannie Mae Pool #AD3566 5.00% 2035[12]	92	97
Fannie Mae Pool #AS8355 3.00% 2036[12]	9,422	9,404
Fannie Mae Pool #AS8554 3.00% 2036[12]	964	962
Fannie Mae Pool #MA2746 4.00% 2036[12]	2,017	2,096
Fannie Mae Pool #MA2588 4.00% 2036[12]	1,732	1,804
Fannie Mae Pool #MA2787 4.00% 2036[12]	1,161	1,210
Fannie Mae Pool #MA2717 4.00% 2036[12]	356	371
Fannie Mae Pool #924866 1.765% 2037[6,12]	17	17
Fannie Mae Pool #MA2897 3.00% 2037[12]	20,323	20,285
Fannie Mae Pool #MA2866 3.00% 2037[12]	11,707	11,685
Fannie Mae Pool #945680 6.00% 2037[12]	20	22
The Bond Fund of America — Page 37 of 68

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #913966 6.00% 2037[12]	$2	$2
Fannie Mae Pool #924069 7.00% 2037[12]	104	108
Fannie Mae Pool #954927 7.00% 2037[12]	101	106
Fannie Mae Pool #966170 7.00% 2037[12]	78	80
Fannie Mae Pool #954936 7.00% 2037[12]	38	40
Fannie Mae Pool #914612 7.50% 2037[12]	55	57
Fannie Mae Pool #889101 1.552% 2038[6,12]	106	107
Fannie Mae Pool #964279 2.094% 2038[6,12]	104	105
Fannie Mae Pool #964708 2.265% 2038[6,12]	14	14
Fannie Mae Pool #MA3539 4.50% 2038[12]	46	48
Fannie Mae Pool #889982 5.50% 2038[12]	20	22
Fannie Mae Pool #988588 5.50% 2038[12]	4	4
Fannie Mae Pool #AC2641 4.50% 2039[12]	3,662	3,898
Fannie Mae Pool #AC0794 5.00% 2039[12]	156	168
Fannie Mae Pool #931768 5.00% 2039[12]	79	86
Fannie Mae Pool #AE7629 2.06% 2040[6,12]	16	16
Fannie Mae Pool #AL9335 2.078% 2040[6,12]	3,449	3,616
Fannie Mae Pool #AE1761 4.00% 2040[12]	2,066	2,162
Fannie Mae Pool #AH0007 4.00% 2040[12]	2,052	2,148
Fannie Mae Pool #AE7567 4.00% 2040[12]	2,049	2,144
Fannie Mae Pool #AH0539 4.00% 2040[12]	567	583
Fannie Mae Pool #AE8073 4.00% 2040[12]	434	454
Fannie Mae Pool #AD8522 4.00% 2040[12]	109	113
Fannie Mae Pool #AE5471 4.50% 2040[12]	652	693
Fannie Mae Pool #AB1297 5.00% 2040[12]	315	341
Fannie Mae Pool #932606 5.00% 2040[12]	162	173
Fannie Mae Pool #MA4387 2.00% 2041[12]	3,835	3,601
Fannie Mae Pool #AL9531 2.14% 2041[6,12]	2,521	2,625
Fannie Mae Pool #AE0844 2.145% 2041[6,12]	236	244
Fannie Mae Pool #AL9327 2.152% 2041[6,12]	2,919	3,046
Fannie Mae Pool #AL9326 2.213% 2041[6,12]	3,972	4,157
Fannie Mae Pool #AE0789 2.294% 2041[6,12]	225	233
Fannie Mae Pool #AL0073 2.362% 2041[6,12]	174	180
Fannie Mae Pool #AB4050 4.00% 2041[12]	757	793
Fannie Mae Pool #AJ7471 4.00% 2041[12]	689	713
Fannie Mae Pool #AI5172 4.00% 2041[12]	542	567
Fannie Mae Pool #AJ4189 4.00% 2041[12]	468	490
Fannie Mae Pool #AJ4154 4.00% 2041[12]	400	419
Fannie Mae Pool #AJ1873 4.00% 2041[12]	364	381
Fannie Mae Pool #AJ0257 4.00% 2041[12]	148	154
Fannie Mae Pool #AL0658 4.50% 2041[12]	702	747
Fannie Mae Pool #AI1862 5.00% 2041[12]	1,677	1,811
Fannie Mae Pool #AH6099 5.00% 2041[12]	1,384	1,486
Fannie Mae Pool #AI3510 5.00% 2041[12]	919	989
Fannie Mae Pool #AJ0704 5.00% 2041[12]	813	877
Fannie Mae Pool #AJ5391 5.00% 2041[12]	547	592
Fannie Mae Pool #AE1248 5.00% 2041[12]	277	301
Fannie Mae Pool #AE1277 5.00% 2041[12]	261	284
Fannie Mae Pool #AE1274 5.00% 2041[12]	177	194
Fannie Mae Pool #AE1283 5.00% 2041[12]	142	151
Fannie Mae Pool #AH8144 5.00% 2041[12]	39	42
Fannie Mae Pool #AH9479 5.00% 2041[12]	37	40
Fannie Mae Pool #AP7819 1.91% 2042[6,12]	243	251
Fannie Mae Pool #AL2000 1.942% 2042[6,12]	271	282
The Bond Fund of America — Page 38 of 68

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL1941 1.965% 2042[6,12]	$326	$338
Fannie Mae Pool #AL2184 1.981% 2042[6,12]	561	583
Fannie Mae Pool #MA4540 2.00% 2042[12]	22,565	21,095
Fannie Mae Pool #MA4570 2.00% 2042[12]	20,766	19,413
Fannie Mae Pool #MA4586 2.00% 2042[12]	6,674	6,268
Fannie Mae Pool #AL9532 2.007% 2042[6,12]	2,916	3,026
Fannie Mae Pool #AL9533 2.114% 2042[6,12]	1,391	1,442
Fannie Mae Pool #AL9530 2.191% 2042[6,12]	2,032	2,110
Fannie Mae Pool #AX3703 4.00% 2042[12]	4,375	4,579
Fannie Mae Pool #AK6740 4.00% 2042[12]	4,090	4,311
Fannie Mae Pool #AL2745 4.00% 2042[12]	3,217	3,368
Fannie Mae Pool #890407 4.00% 2042[12]	1,130	1,183
Fannie Mae Pool #AK4949 4.00% 2042[12]	235	246
Fannie Mae Pool #AE1290 5.00% 2042[12]	305	333
Fannie Mae Pool #AT5898 3.00% 2043[12]	17,871	17,814
Fannie Mae Pool #AL3829 3.50% 2043[12]	2,639	2,701
Fannie Mae Pool #AT7161 3.50% 2043[12]	1,010	1,030
Fannie Mae Pool #AR1512 3.50% 2043[12]	610	620
Fannie Mae Pool #AT0412 3.50% 2043[12]	272	278
Fannie Mae Pool #AT3954 3.50% 2043[12]	124	125
Fannie Mae Pool #AT0300 3.50% 2043[12]	97	98
Fannie Mae Pool #AV0786 4.00% 2043[12]	3,450	3,602
Fannie Mae Pool #AT2683 4.00% 2043[12]	2,490	2,591
Fannie Mae Pool #BM6240 2.07% 2044[6,12]	3,360	3,486
Fannie Mae Pool #AL8421 3.50% 2044[12]	15,324	15,633
Fannie Mae Pool #AX8521 3.50% 2044[12]	369	376
Fannie Mae Pool #AY1829 3.50% 2044[12]	109	110
Fannie Mae Pool #AW8240 3.50% 2044[12]	55	55
Fannie Mae Pool #AX0817 4.00% 2044[12]	201	206
Fannie Mae Pool #BE5017 3.50% 2045[12]	1,314	1,340
Fannie Mae Pool #BE5009 3.50% 2045[12]	731	745
Fannie Mae Pool #AZ7366 4.00% 2045[12]	20,543	21,404
Fannie Mae Pool #AS6348 4.00% 2045[12]	3,554	3,711
Fannie Mae Pool #AS8310 3.00% 2046[12]	776	771
Fannie Mae Pool #MA2833 3.00% 2046[12]	42	42
Fannie Mae Pool #BC9077 3.50% 2046[12]	19,240	19,532
Fannie Mae Pool #BD9236 3.50% 2046[12]	503	507
Fannie Mae Pool #AL8522 3.50% 2046[12]	35	35
Fannie Mae Pool #AS6839 4.00% 2046[12]	4,524	4,698
Fannie Mae Pool #BC1352 4.00% 2046[12]	1,464	1,519
Fannie Mae Pool #BD1968 4.00% 2046[12]	60	62
Fannie Mae Pool #MA2809 4.50% 2046[12]	881	900
Fannie Mae Pool #BC8647 4.50% 2046[12]	674	704
Fannie Mae Pool #BD1550 4.50% 2046[12]	343	363
Fannie Mae Pool #BD7529 4.50% 2046[12]	317	330
Fannie Mae Pool #MA2821 4.50% 2046[12]	322	329
Fannie Mae Pool #BD9248 4.50% 2046[12]	234	242
Fannie Mae Pool #BD7600 4.50% 2046[12]	81	84
Fannie Mae Pool #BM1179 3.00% 2047[12]	912	906
Fannie Mae Pool #CA0854 3.50% 2047[12]	14,690	14,894
Fannie Mae Pool #BD2440 3.50% 2047[12]	2,071	2,101
Fannie Mae Pool #BE8740 3.50% 2047[12]	1,273	1,294
Fannie Mae Pool #BE8742 3.50% 2047[12]	403	409
Fannie Mae Pool #CA0770 3.50% 2047[12]	206	209
The Bond Fund of America — Page 39 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH2846 3.50% 2047[12]	$158	$159
Fannie Mae Pool #BH2848 3.50% 2047[12]	144	147
Fannie Mae Pool #BH2847 3.50% 2047[12]	108	108
Fannie Mae Pool #CA0453 4.00% 2047[12]	7,105	7,297
Fannie Mae Pool #MA3211 4.00% 2047[12]	4,349	4,486
Fannie Mae Pool #BJ5015 4.00% 2047[12]	2,563	2,658
Fannie Mae Pool #BD3554 4.00% 2047[12]	927	950
Fannie Mae Pool #BH3122 4.00% 2047[12]	71	73
Fannie Mae Pool #BM4413 4.50% 2047[12]	6,386	6,693
Fannie Mae Pool #BH0876 4.50% 2047[12]	2,941	3,084
Fannie Mae Pool #BJ3558 4.50% 2047[12]	1,881	1,969
Fannie Mae Pool #BJ3525 4.50% 2047[12]	1,082	1,129
Fannie Mae Pool #BJ3581 4.50% 2047[12]	752	782
Fannie Mae Pool #MA3002 4.50% 2047[12]	649	661
Fannie Mae Pool #257063 7.00% 2047[12]	46	50
Fannie Mae Pool #256893 7.00% 2047[12]	12	13
Fannie Mae Pool #BF0293 3.00% 2048[12]	8,084	8,007
Fannie Mae Pool #BM4488 3.336% 2048[6,12]	6,016	6,088
Fannie Mae Pool #BF0318 3.50% 2048[12]	38,736	39,319
Fannie Mae Pool #CA1532 3.50% 2048[12]	6,263	6,338
Fannie Mae Pool #CA1189 3.50% 2048[12]	1,583	1,602
Fannie Mae Pool #BJ4901 3.50% 2048[12]	936	949
Fannie Mae Pool #CA2850 4.00% 2048[12]	2,970	3,095
Fannie Mae Pool #BK6840 4.00% 2048[12]	1,549	1,608
Fannie Mae Pool #BK5232 4.00% 2048[12]	1,153	1,197
Fannie Mae Pool #BK9743 4.00% 2048[12]	431	446
Fannie Mae Pool #BK0163 4.50% 2048[12]	1,935	2,016
Fannie Mae Pool #BN1576 4.50% 2048[12]	780	813
Fannie Mae Pool #BK9761 4.50% 2048[12]	288	305
Fannie Mae Pool #CA2166 4.50% 2048[12]	17	18
Fannie Mae Pool #CA2493 4.50% 2048[12]	3	4
Fannie Mae Pool #CA3807 3.00% 2049[12]	1,363	1,344
Fannie Mae Pool #CA3806 3.00% 2049[12]	897	885
Fannie Mae Pool #BJ8402 3.457% 2049[6,12]	1,109	1,126
Fannie Mae Pool #FM2318 3.50% 2049[12]	49,618	50,169
Fannie Mae Pool #CA4021 3.50% 2049[12]	29,600	29,824
Fannie Mae Pool #CA4802 3.50% 2049[12]	29,003	29,394
Fannie Mae Pool #CA4151 3.50% 2049[12]	13,145	13,376
Fannie Mae Pool #BN6708 3.50% 2049[12]	10,561	10,670
Fannie Mae Pool #FM1062 3.50% 2049[12]	10,206	10,363
Fannie Mae Pool #FM1443 3.50% 2049[12]	7,500	7,600
Fannie Mae Pool #BJ8411 3.50% 2049[12]	2,637	2,672
Fannie Mae Pool #FM1963 4.00% 2049[12]	45,435	47,213
Fannie Mae Pool #FM1913 4.00% 2049[12]	2,151	2,216
Fannie Mae Pool #BF0320 5.50% 2049[12]	7,195	7,974
Fannie Mae Pool #CA8285 3.00% 2050[12]	64,848	64,058
Fannie Mae Pool #CA5506 3.00% 2050[12]	54,905	54,072
Fannie Mae Pool #BP1948 3.00% 2050[12]	17,897	17,592
Fannie Mae Pool #CA5338 3.00% 2050[12]	12,707	12,489
Fannie Mae Pool #FM2664 3.50% 2050[12]	31,534	31,840
Fannie Mae Pool #BP1954 3.50% 2050[12]	22,380	22,587
Fannie Mae Pool #CB2319 2.50% 2051[12]	68,722	65,769
Fannie Mae Pool #FS0433 2.50% 2051[12]	62,215	59,949
Fannie Mae Pool #CB2371 2.50% 2051[12]	46,006	44,173
The Bond Fund of America — Page 40 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2372 2.50% 2051[12]	$33,172	$31,758
Fannie Mae Pool #BT9510 2.50% 2051[12]	26,821	25,752
Fannie Mae Pool #FM9492 2.50% 2051[12]	25,898	24,866
Fannie Mae Pool #BT9483 2.50% 2051[12]	25,735	24,650
Fannie Mae Pool #FM9804 2.50% 2051[12]	14,032	13,486
Fannie Mae Pool #FM9694 2.50% 2051[12]	12,882	12,389
Fannie Mae Pool #CB2373 2.50% 2051[12]	12,660	12,118
Fannie Mae Pool #CB2375 2.50% 2051[12]	11,074	10,599
Fannie Mae Pool #CA9391 3.00% 2051[12]	215,197	211,339
Fannie Mae Pool #CA8623 3.00% 2051[12]	102,090	100,386
Fannie Mae Pool #FM9632 3.00% 2051[12]	90,329	88,748
Fannie Mae Pool #CB0041 3.00% 2051[12]	70,862	69,925
Fannie Mae Pool #FM9631 3.00% 2051[12]	38,035	37,483
Fannie Mae Pool #CB2414 3.00% 2051[12]	37,098	36,663
Fannie Mae Pool #FM7694 3.00% 2051[12]	22,519	22,125
Fannie Mae Pool #FM9976 3.00% 2051[12]	19,242	19,052
Fannie Mae Pool #CB2293 3.00% 2051[12]	15,831	15,601
Fannie Mae Pool #CB2292 3.00% 2051[12]	15,785	15,576
Fannie Mae Pool #FM7687 3.00% 2051[12]	15,560	15,335
Fannie Mae Pool #CA8969 3.00% 2051[12]	6,184	6,070
Fannie Mae Pool #BU1330 2.50% 2052[12]	24,510	23,533
Fannie Mae Pool #CB2544 3.00% 2052[12]	38,563	37,874
Fannie Mae Pool #CB2882 3.00% 2052[12]	1,056	1,041
Fannie Mae Pool #FS0972 3.50% 2052[12]	33,702	34,347
Fannie Mae Pool #BF0145 3.50% 2057[12]	17,615	17,881
Fannie Mae Pool #BF0299 3.50% 2058[12]	30,014	30,467
Fannie Mae Pool #BF0264 3.50% 2058[12]	17,512	17,776
Fannie Mae Pool #BF0379 3.50% 2059[12]	45,206	45,722
Fannie Mae Pool #BM6693 3.50% 2059[12]	34,045	34,433
Fannie Mae Pool #BF0497 3.00% 2060[12]	21,672	21,444
Fannie Mae Pool #BF0481 3.50% 2060[12]	77,187	78,066
Fannie Mae Pool #BF0480 3.50% 2060[12]	47,839	48,656
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[6,12]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,12]	—[2]	—[2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,12]	255	203
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	58	67
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	497	529
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	996	1,079
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	172	186
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	588	671
Fannie Mae, Series 2002-W1, Class 2A, 5.08% 2042[6,12]	766	789
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.491% 2026[6,12]	8	8
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[6,12]	3,700	3,759
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.073% 2027[6,12]	4,093	4,157
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[12]	430	441
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	430	379
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	361	336
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	152	137
Freddie Mac Pool #D98356 4.50% 2030[12]	125	130
Freddie Mac Pool #A15120 5.50% 2033[12]	3	3
Freddie Mac Pool #G30911 4.00% 2036[12]	3,305	3,445
Freddie Mac Pool #K93532 4.00% 2036[12]	1,085	1,131
Freddie Mac Pool #C91883 4.00% 2036[12]	545	566
Freddie Mac Pool #C91917 3.00% 2037[12]	594	593
The Bond Fund of America — Page 41 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #C91948 4.00% 2037[12]	$3,727	$3,866
Freddie Mac Pool #G04804 4.50% 2037[12]	1,490	1,587
Freddie Mac Pool #A56076 5.50% 2037[12]	14	15
Freddie Mac Pool #G03695 5.50% 2037[12]	3	3
Freddie Mac Pool #H09093 7.50% 2037[12]	63	69
Freddie Mac Pool #ZT1449 3.00% 2038[12]	54,353	54,403
Freddie Mac Pool #G08248 5.50% 2038[12]	33	36
Freddie Mac Pool #G05267 5.50% 2038[12]	2	2
Freddie Mac Pool #G05196 5.50% 2038[12]	2	2
Freddie Mac Pool #A87873 5.00% 2039[12]	2,670	2,894
Freddie Mac Pool #G06020 5.50% 2039[12]	4	5
Freddie Mac Pool #840222 2.113% 2040[6,12]	989	1,029
Freddie Mac Pool #G05937 4.50% 2040[12]	5,629	5,995
Freddie Mac Pool #A93948 4.50% 2040[12]	7	7
Freddie Mac Pool #G05860 5.50% 2040[12]	15	16
Freddie Mac Pool #Q02705 4.50% 2041[12]	2,686	2,858
Freddie Mac Pool #G06956 4.50% 2041[12]	579	617
Freddie Mac Pool #G06769 4.50% 2041[12]	255	270
Freddie Mac Pool #Q01992 4.50% 2041[12]	39	40
Freddie Mac Pool #G06868 4.50% 2041[12]	6	6
Freddie Mac Pool #G06648 5.00% 2041[12]	1,167	1,265
Freddie Mac Pool #Q01658 5.00% 2041[12]	238	252
Freddie Mac Pool #G06841 5.50% 2041[12]	20	22
Freddie Mac Pool #RB5148 2.00% 2042[12]	32,151	30,185
Freddie Mac Pool #RB5153 2.00% 2042[12]	21,934	20,601
Freddie Mac Pool #841039 2.175% 2043[6,12]	2,955	3,078
Freddie Mac Pool #Q18236 3.50% 2043[12]	1,036	1,057
Freddie Mac Pool #Q19133 3.50% 2043[12]	716	731
Freddie Mac Pool #Q17696 3.50% 2043[12]	660	674
Freddie Mac Pool #Q22946 4.00% 2043[12]	5,066	5,295
Freddie Mac Pool #Q15874 4.00% 2043[12]	87	89
Freddie Mac Pool #Q28558 3.50% 2044[12]	3,025	3,083
Freddie Mac Pool #760014 2.855% 2045[6,12]	2,168	2,185
Freddie Mac Pool #760012 3.113% 2045[6,12]	641	649
Freddie Mac Pool #760013 3.172% 2045[6,12]	463	470
Freddie Mac Pool #G60238 3.50% 2045[12]	16,236	16,564
Freddie Mac Pool #G60138 3.50% 2045[12]	673	687
Freddie Mac Pool #G60344 4.00% 2045[12]	12,557	13,152
Freddie Mac Pool #V81992 4.00% 2045[12]	653	680
Freddie Mac Pool #G67700 3.50% 2046[12]	5,970	6,088
Freddie Mac Pool #T65375 3.50% 2046[12]	140	139
Freddie Mac Pool #Q43312 4.50% 2046[12]	629	665
Freddie Mac Pool #Q42633 4.50% 2046[12]	437	458
Freddie Mac Pool #Q43461 4.50% 2046[12]	395	413
Freddie Mac Pool #Q44689 4.50% 2046[12]	375	389
Freddie Mac Pool #Q42034 4.50% 2046[12]	312	325
Freddie Mac Pool #760015 2.621% 2047[6,12]	2,460	2,463
Freddie Mac Pool #G61733 3.00% 2047[12]	5,732	5,696
Freddie Mac Pool #ZS4747 3.50% 2047[12]	9,754	9,883
Freddie Mac Pool #ZS4735 3.50% 2047[12]	4,807	4,869
Freddie Mac Pool #Q52069 3.50% 2047[12]	1,866	1,894
Freddie Mac Pool #Q51622 3.50% 2047[12]	1,419	1,440
Freddie Mac Pool #Q47615 3.50% 2047[12]	1,115	1,132
Freddie Mac Pool #Q47620 4.00% 2047[12]	9,906	10,307
The Bond Fund of America — Page 42 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q52613 4.00% 2047[12]	$5,820	$6,042
Freddie Mac Pool #G08793 4.00% 2047[12]	3,716	3,830
Freddie Mac Pool #Q52596 4.50% 2047[12]	1,650	1,729
Freddie Mac Pool #Q47828 4.50% 2047[12]	753	787
Freddie Mac Pool #G67709 3.50% 2048[12]	29,133	29,566
Freddie Mac Pool #Q54701 3.50% 2048[12]	1,236	1,253
Freddie Mac Pool #Q54709 3.50% 2048[12]	1,178	1,195
Freddie Mac Pool #Q54700 3.50% 2048[12]	957	970
Freddie Mac Pool #Q54782 3.50% 2048[12]	870	880
Freddie Mac Pool #Q54781 3.50% 2048[12]	847	857
Freddie Mac Pool #Q55056 3.50% 2048[12]	824	835
Freddie Mac Pool #Q56590 3.50% 2048[12]	654	663
Freddie Mac Pool #Q54699 3.50% 2048[12]	514	523
Freddie Mac Pool #Q54831 3.50% 2048[12]	386	392
Freddie Mac Pool #Q56589 3.50% 2048[12]	359	363
Freddie Mac Pool #Q54698 3.50% 2048[12]	344	350
Freddie Mac Pool #Q56591 3.50% 2048[12]	318	323
Freddie Mac Pool #Q55060 3.50% 2048[12]	300	304
Freddie Mac Pool #G61628 3.50% 2048[12]	172	174
Freddie Mac Pool #G67711 4.00% 2048[12]	27,903	28,964
Freddie Mac Pool #Q53878 4.00% 2048[12]	6,559	6,811
Freddie Mac Pool #ZA5889 4.00% 2048[12]	1,974	2,032
Freddie Mac Pool #Q56599 4.00% 2048[12]	1,827	1,898
Freddie Mac Pool #G08805 4.00% 2048[12]	1,364	1,398
Freddie Mac Pool #Q55971 4.00% 2048[12]	1,290	1,340
Freddie Mac Pool #Q56175 4.00% 2048[12]	1,155	1,195
Freddie Mac Pool #Q55970 4.00% 2048[12]	598	622
Freddie Mac Pool #Q58411 4.50% 2048[12]	3,583	3,774
Freddie Mac Pool #Q58436 4.50% 2048[12]	1,742	1,843
Freddie Mac Pool #Q58378 4.50% 2048[12]	1,239	1,294
Freddie Mac Pool #Q57242 4.50% 2048[12]	629	659
Freddie Mac Pool #QA4692 3.00% 2049[12]	21,894	21,545
Freddie Mac Pool #QA4673 3.00% 2049[12]	9,121	8,985
Freddie Mac Pool #SD0185 3.00% 2049[12]	5,397	5,307
Freddie Mac Pool #SD7508 3.50% 2049[12]	73,546	74,527
Freddie Mac Pool #QA5125 3.50% 2049[12]	27,055	27,421
Freddie Mac Pool #RA1463 3.50% 2049[12]	9,195	9,357
Freddie Mac Pool #RA1580 3.50% 2049[12]	9,155	9,316
Freddie Mac Pool #QA1885 3.50% 2049[12]	5,649	5,712
Freddie Mac Pool #QA0284 3.50% 2049[12]	4,598	4,657
Freddie Mac Pool #QA2748 3.50% 2049[12]	1,288	1,305
Freddie Mac Pool #RA2596 2.50% 2050[12]	4,266	4,105
Freddie Mac Pool #SD7517 3.00% 2050[12]	34,426	33,944
Freddie Mac Pool #SD0234 3.00% 2050[12]	32,053	31,520
Freddie Mac Pool #RA2319 3.00% 2050[12]	22,123	21,748
Freddie Mac Pool #SD0187 3.00% 2050[12]	15,793	15,568
Freddie Mac Pool #SD7545 2.50% 2051[12]	76,749	73,691
Freddie Mac Pool #QD3220 2.50% 2051[12]	31,897	30,626
Freddie Mac Pool #RA6483 2.50% 2051[12]	9,636	9,222
Freddie Mac Pool #RA4658 3.00% 2051[12]	49,441	48,576
Freddie Mac Pool #RA5971 3.00% 2051[12]	4,857	4,787
Freddie Mac Pool #SD7553 3.00% 2052[12]	112,884	111,392
Freddie Mac Pool #SD7550 3.00% 2052[12]	77,406	76,640
Freddie Mac Pool #SD0873 3.50% 2052[12]	30,530	31,044
The Bond Fund of America — Page 43 of 68

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K749, Class AM, 2.12% 2029[12]	$13,103	$12,409
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	279	296
Freddie Mac, Series K142, Class A2, 2.40% 2032[12]	7,924	7,612
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	2,723	2,959
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	2,009	2,130
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	1,135	1,223
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,12]	1,475	1,493
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	1,197	1,200
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[12]	2,000	2,027
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[12]	23,390	23,443
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[12]	774	780
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,118
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[12]	400	410
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[12]	2,951	3,031
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[6,12]	1,000	1,020
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[12]	1,170	1,195
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[12]	955	996
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[6,12]	6,045	6,333
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,226
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,201
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[6,12]	1,700	1,804
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[6,12]	1,680	1,786
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[12]	172	183
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,12]	3,000	3,212
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[12]	74,468	70,894
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[12]	62	61
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,181
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	5,249	5,485
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[12]	157,691	149,677
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[12]	23	22
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,139	1,007
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	309	278
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	302	272
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	189	172
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	142	128
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	34,864	34,664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]	33,502	33,077
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,12]	28,131	27,778
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[12]	6,045	5,913
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	3,792	3,771
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]	11,603	11,470
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[12]	1,211	1,208
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[12]	6,583	6,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]	16,421	16,375
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	58,371	58,692
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	16,938	17,019
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	11,582	11,632
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	5,757	5,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	26,014	26,128
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[12]	3,374	3,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[12]	2,829	2,843
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[12]	1,774	1,782
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[12]	1,601	1,610
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[12]	682	686
The Bond Fund of America — Page 44 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	$129,040	$128,215
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	35,845	36,412
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	22,504	22,930
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	60,669	60,370
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	51,246	50,816
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	16,167	16,317
Government National Mortgage Assn. 3.00% 2052[12,13]	179,757	176,808
Government National Mortgage Assn. 3.00% 2052[12,13]	52,180	51,448
Government National Mortgage Assn. 3.00% 2052[12,13]	25,270	24,976
Government National Mortgage Assn. 3.50% 2052[12,13]	776,099	778,283
Government National Mortgage Assn. 3.50% 2052[12,13]	637,834	641,521
Government National Mortgage Assn. 3.50% 2052[12,13]	30,624	30,619
Government National Mortgage Assn. 4.00% 2052[12,13]	752,256	764,509
Government National Mortgage Assn. 4.00% 2052[12,13]	240,114	243,163
Government National Mortgage Assn. 4.00% 2052[12,13]	167,770	171,125
Government National Mortgage Assn. 4.50% 2052[12,13]	148,376	152,804
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[12]	733	726
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[12]	221	232
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[12]	35	36
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[12]	285	299
Government National Mortgage Assn. Pool #004636 4.50% 2040[12]	966	1,029
Government National Mortgage Assn. Pool #783689 5.50% 2040[12]	1,829	2,040
Government National Mortgage Assn. Pool #783687 4.50% 2041[12]	4,234	4,470
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[12]	630	661
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[12]	127	132
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[12]	71	74
Government National Mortgage Assn. Pool #783688 5.00% 2041[12]	1,587	1,719
Government National Mortgage Assn. Pool #754353 3.50% 2042[12]	322	322
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[12]	1,020	1,040
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[12]	101	106
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[12]	7,227	6,923
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[12]	2,634	2,528
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[12]	3,006	3,039
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	2,420	2,452
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	1,912	1,937
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	300	304
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[12]	2,753	2,866
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	51	54
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[12]	42,838	43,808
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	13,660	14,049
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[12]	11,009	11,447
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	7,962	8,285
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[12]	4,698	4,888
Government National Mortgage Assn. Pool #MA5818 4.50% 2049[12]	2,485	2,585
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[12]	2,483	2,575
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	1,020	1,060
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	402	417
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[12]	40	41
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[12]	379	394
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	106	111
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[12]	600	625
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[12]	28,001	29,122
Government National Mortgage Assn. Pool #694836 5.636% 2059[12]	1	1
Government National Mortgage Assn. Pool #725879 4.904% 2061[12]	2	2
The Bond Fund of America — Page 45 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #725876 4.924% 2061[12]	$1	$1
Government National Mortgage Assn. Pool #765136 5.00% 2061[12]	2	2
Government National Mortgage Assn. Pool #710085 5.044% 2061[12]	4	4
Government National Mortgage Assn. Pool #721648 5.05% 2061[12]	3	3
Government National Mortgage Assn. Pool #AC1008 4.405% 2063[12]	1	1
Government National Mortgage Assn. Pool #AG8238 4.924% 2064[12]	2	3
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	—[2]	—[2]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	—[2]	—[2]
Government National Mortgage Assn. Pool #AE9612 4.849% 2065[12]	2	2
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.209% 2022[4,6,9,10,12]	1,262	1,262
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[4,12]	1,220	1,215
Uniform Mortgage-Backed Security 1.50% 2037[12,13]	840	796
Uniform Mortgage-Backed Security 2.50% 2037[12,13]	48,000	47,443
Uniform Mortgage-Backed Security 3.00% 2037[12,13]	21,774	21,927
Uniform Mortgage-Backed Security 2.00% 2052[12,13]	54,595	50,595
Uniform Mortgage-Backed Security 2.00% 2052[12,13]	38,823	35,906
Uniform Mortgage-Backed Security 2.50% 2052[12,13]	602,402	573,585
Uniform Mortgage-Backed Security 3.00% 2052[12,13]	1,365,270	1,330,780
Uniform Mortgage-Backed Security 3.00% 2052[12,13]	1,218,517	1,189,455
Uniform Mortgage-Backed Security 3.50% 2052[12,13]	184,808	184,574
Uniform Mortgage-Backed Security 3.50% 2052[12,13]	124,222	123,765
Uniform Mortgage-Backed Security 4.00% 2052[12,13]	230,000	233,226
Uniform Mortgage-Backed Security 4.00% 2052[12,13]	81,778	83,193
Uniform Mortgage-Backed Security 4.00% 2052[12,13]	1,787	1,825
Uniform Mortgage-Backed Security 4.50% 2052[12,13]	440,000	454,395
Uniform Mortgage-Backed Security 4.50% 2052[12,13]	59,886	62,076
		11,658,757
Collateralized mortgage-backed obligations (privately originated) 1.40%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,6,12]	18,011	17,139
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,12]	591	582
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[4,5,12]	50,538	49,427
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.057% 2029[4,6,12]	3,482	3,479
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,6,12]	2,924	2,792
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,6,12]	2,092	2,045
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,12]	19,075	18,527
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 2061 (4.217% on 2/25/2026)[4,5,12]	2,000	1,982
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[4,5,12]	2,899	2,789
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,6,12]	11,913	11,834
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,6,12]	21,022	20,725
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,6,12]	13,538	13,416
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[12]	1,927	1,930
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,6,12]	789	788
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[4,6,12]	3,731	3,635
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,6,12]	12,385	11,934
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2066[4,6,12]	1,554	1,453
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 0.849% 2041[4,6,12]	472	469
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,12]	6,627	6,309
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[4,6,12]	990	990
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,6,12]	5,490	5,342
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	166	172
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	66	68
The Bond Fund of America — Page 46 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	$888	$895
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	188	190
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[4,6,12]	11,584	11,237
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,12]	13,460	14,500
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,12]	13,776	14,274
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,6,12]	41,926	38,876
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,6,12]	18,943	17,529
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,6,12]	17,028	15,851
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,6,12]	15,460	14,391
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,6,12]	14,365	13,372
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[4,6,12]	2,881	2,748
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 1.749% 2034[4,6,12]	330	325
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 1.599% 2041[4,6,12]	11,110	10,579
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 2.307% 2050[4,6,12]	4,741	4,733
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 2.899% 2050[4,6,12]	1,102	1,105
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,6,12]	24,140	23,350
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,12]	28,328	26,592
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[4,12]	1,986	1,828
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[4,12]	3,086	3,083
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 1.042% 2036[6,12]	2,622	2,612
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,6,12]	5,164	4,808
Imperial Fund, LLC, Series 2021-NQM4, Class A1, 2.091% 2057[4,6,12]	2,018	1,911
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[12]	1,683	1,688
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[12]	975	952
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,12]	4,230	4,232
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,6,12]	9,004	8,622
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[4,5,12]	9,951	9,520
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.257% 2053[4,6,12]	15,541	15,515
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 1.207% 2055[4,6,12]	16,464	16,397
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.307% 2055[4,6,12]	88,549	87,863
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,6,12]	22,512	21,449
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[4,6,12]	4,828	4,784
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,6,12]	221	221
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.531% 2022[4,6,12]	52,381	52,365
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[4,6,12]	123,719	123,736
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,6,12]	2,615	2,651
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[4,6,12]	11,892	11,693
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.207% 2055[4,6,12]	41,237	41,032
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[4,12]	1,000	994
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,6,12]	20,791	19,729
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[4,6,12]	5,929	5,857
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,6,12]	32,831	31,770
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,12]	3,481	3,416
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 1.297% 2037[6,12]	7,849	7,227
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[4,6,12]	6,600	6,657
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 2054[4,6,12]	3,704	3,727
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.198% 2054[4,6,12]	1,500	1,510
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[4,6,12]	52	52
The Bond Fund of America — Page 47 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.41% 2055[4,6,12]	$2,900	$2,805
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,6,12]	1,479	1,479
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,6,12]	1,634	1,635
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.057% 2057[4,6,12]	461	459
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,6,12]	1,427	1,414
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,6,12]	817	811
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,6,12]	594	595
Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25% 2057[4,6,12]	4,677	4,512
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 2057[4,6,12]	1,575	1,524
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,6,12]	13,434	13,455
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[4,6,12]	10,000	9,780
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,6,12]	5,626	5,655
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[4,6,12]	3,615	3,594
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 2058[4,6,12]	1,000	982
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[4,6,12]	6,000	5,928
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[4,6,12]	5,000	4,632
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,12]	27,158	25,761
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[4,9,10]	10,592	9,888
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,12]	29,735	27,985
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[4,6,12]	36,897	35,013
ZH Trust, Series 2021-1, Class A, 2.253% 2027[4,12]	1,057	1,050
ZH Trust, Series 2021-2, Class A, 2.349% 2027[4,12]	14,181	14,151
		1,059,383
Commercial mortgage-backed securities 1.28%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[12]	2,750	2,775
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[12]	115	116
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[12]	255	261
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[12]	3,920	4,070
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2054[12]	235	212
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[12]	135	136
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[12]	3,750	3,768
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[12]	2,546	2,518
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[12]	330	328
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[12]	2,510	2,554
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[12]	500	518
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[12]	500	522
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[6,12]	250	262
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,12]	11,116	11,659
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 2063[12]	1,766	1,574
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[12]	1,654	1,546
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.051% 2064[6,12]	2,550	2,573
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[4,12]	3,800	3,744
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[12]	3,475	3,506
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[12]	5,890	6,087
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,12]	90	94
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[12]	6,351	6,661
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 2053[12]	1,950	1,749
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[12]	944	874
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[12]	1,000	1,030
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,12]	6,954	7,405
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 2054[12]	900	830
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 2055[12]	4,000	3,891
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 2055[12]	5,000	5,058
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[12]	$730	$709
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[12]	5,000	4,890
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[12]	500	498
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% 2055[12]	4,167	4,152
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.986% 2034[4,6,12]	3,954	3,840
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 1.784% 2034[4,6,12]	3,000	2,885
BX Trust, Series 2018-GW, Class A, 1.197% 2035[4,6,12]	2,684	2,654
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.097% 2036[4,6,12]	80,858	78,886
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 1.144% 2036[4,6,12]	74,996	73,129
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.296% 2036[4,6,12]	29,873	29,333
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.347% 2036[4,6,12]	195	191
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.694% 2036[4,6,12]	2,984	2,929
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.043% 2036[4,6,12]	1,992	1,954
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 2.292% 2036[4,6,12]	690	676
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.067% 2038[4,6,12]	15,655	15,340
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.247% 2038[4,6,12]	56,843	56,150
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.267% 2038[4,6,12]	1,089	1,065
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.497% 2038[4,6,12]	737	720
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.647% 2038[4,6,12]	1,996	1,968
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.797% 2038[4,6,12]	1,866	1,822
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[4,6,12]	392	387
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 2.247% 2038[4,6,12]	561	552
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[4,12]	4,500	4,432
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[12]	5,576	5,581
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[4,12]	500	501
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[12]	2,000	2,019
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,12]	1,800	1,802
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[12]	1,006	992
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[12]	2,740	2,722
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[12]	600	596
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[12]	1,525	1,533
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[12]	6,250	6,132
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[12]	2,930	2,936
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[12]	200	190
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[12]	4,900	4,885
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[12]	1,871	1,876
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[4,12]	700	697
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[12]	700	701
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,12]	2,000	1,991
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[4,12]	2,000	2,006
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.064% 2046[4,6,12]	2,743	2,746
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,12]	830	841
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[12]	910	913
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[12]	1,958	1,976
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[12]	886	898
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[12]	875	881
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[6,12]	3,000	3,042
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[12]	750	756
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[12]	850	859
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[12]	1,070	1,080
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,12]	2,200	2,203
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[12]	1,000	1,010
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,12]	2,441	2,430
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	3,958
The Bond Fund of America — Page 49 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[12]	$840	$826
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[12]	2,261	2,270
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[12]	2,309	2,309
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,12]	1,250	1,267
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[6,12]	500	510
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 2048[6,12]	999	1,015
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 2048[6,12]	556	545
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[12]	2,375	2,323
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,12]	600	576
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[12]	2,759	2,722
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[12]	500	496
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, 1.241% 2066[4,6,12]	2,321	2,130
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.477% 2038[4,6,12]	14,542	14,388
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.777% 2038[4,6,12]	3,998	3,953
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.097% 2038[4,6,12]	4,176	4,124
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.647% 2038[4,6,12]	4,167	4,115
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[4,12]	6,696	6,579
FREMF Mortgage Trust, Series 2017-K67, Class B, 3.945% 2049[4,6,12]	1,803	1,812
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,12]	7,590	6,859
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.317% 2025[4,6,12]	915	904
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.597% 2038[4,6,12]	1,000	1,001
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[12]	1,250	1,255
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[4,12]	4,500	4,512
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,12]	1,500	1,503
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[12]	3,000	2,986
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[12]	2,372	2,328
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[6,12]	2,654	2,649
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[12]	855	847
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[12]	1,000	1,006
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[12]	255	263
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[12]	7,483	6,954
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[12]	174	168
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.547% 2038[4,6,12]	4,000	3,972
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[12]	2,450	2,474
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[12]	8,195	8,301
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,12]	600	593
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.48% 2047[6,12]	100	100
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[12]	3,500	3,432
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[12]	1,600	1,625
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,12]	3,955	3,982
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,12]	47,523	45,894
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,12]	1,920	1,775
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[12]	1,020	1,033
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[12]	2,500	2,514
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,12]	2,600	2,600
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.096% 2047[6,12]	750	746
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,12]	5,095	5,171
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 1.984% 2039[4,6,12]	21,169	21,196
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[4,6,12]	26,104	25,700
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.797% 2038[4,6,12]	762	753
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 2.147% 2038[4,6,12]	1,500	1,482
The Bond Fund of America — Page 50 of 68

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,12]	$3,126	$2,894
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.198% 2026[4,6,12]	23,390	23,040
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[12]	2,175	2,173
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,12]	1,511	1,508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[12]	1,934	1,954
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152% 2046[6,12]	4,035	4,059
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[12]	776	780
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[12]	24,171	24,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[12]	525	530
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,12]	2,000	1,999
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[12]	250	254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[12]	1,870	1,858
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[12]	1,300	1,288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[12]	246	238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[12]	3,000	2,968
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[12]	5,280	5,360
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[12]	559	554
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[12]	1,730	1,740
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,12]	567	552
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.297% 2038[4,6,12]	3,510	3,462
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.597% 2038[4,6,12]	881	867
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[4,6,12]	264	260
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,12]	24,742	23,054
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.973% 2036[4,6,12]	49,039	47,639
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.322% 2036[4,6,12]	2,000	1,943
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.127% 2038[4,6,12]	51,446	50,447
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.476% 2038[4,6,12]	1,546	1,513
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.726% 2038[4,6,12]	831	810
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, 1.302% 2024[4,6,12]	50,285	49,699
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[12]	290	290
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[12]	4,380	4,398
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[12]	1,400	1,413
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[12]	7,021	7,051
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[12]	1,137	1,153
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.084% 2048[6,12]	585	575
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,078
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[12]	380	366
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[12]	6,370	6,486
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[12]	1,154	1,166
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[12]	2,302	2,320
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[12]	6,500	6,590
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[12]	3,898	3,832
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[4,12]	1,667	1,524
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.558% 2058[6,12]	1,000	972
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[12]	3,853	3,790
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[12]	1,320	1,322
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[12]	600	603
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[12]	510	516
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[12]	255	256
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]	500	499
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[6,12]	1,000	1,002
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[12]	5,000	4,995
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.001% 2046[6,12]	1,450	1,457
The Bond Fund of America — Page 51 of 68

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,12]	$2,000	$1,995
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,12]	2,000	2,004
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[12]	5,006	5,008
		970,213
Other mortgage-backed securities 0.21%
Nykredit Realkredit AS, Series CCE, 1.00% 2050[12]	DKr447,864	58,075
Nykredit Realkredit AS, Series 01E, 1.00% 2053[12]	623,192	80,126
Realkredit Danmark AS 1.00% 2053[12]	169,213	21,693
		159,894
Total mortgage-backed obligations		13,848,247
Asset-backed obligations 3.19%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,12]	$6,155	6,180
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[4,12]	10,350	10,514
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[4,12]	9,000	8,554
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,12]	9,410	9,450
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,12]	47,950	48,742
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,12]	12,814	12,451
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[4,12]	6,460	6,290
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[4,12]	22,390	20,793
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[4,12]	3,398	3,107
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,12]	6,472	6,145
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[4,12]	1,211	1,106
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,12]	1,660	1,612
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[4,12]	5,000	4,651
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[4,12]	3,581	3,574
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[4,12]	14,038	13,966
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[4,12]	2,337	2,333
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,12]	3,927	3,755
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,12]	13,331	13,094
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,12]	7,643	7,609
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[4,12]	1,530	1,526
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,12]	4,048	3,982
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[4,12]	12,733	12,264
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,12]	2,226	2,137
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[4,12]	8,103	7,708
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[12]	6,085	5,824
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[12]	6,765	6,360
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[12]	15,943	14,884
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[4,6,12]	3,290	3,267
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,12]	519	517
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[4,12]	4,310	4,233
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,12]	1,493	1,423
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,12]	914	857
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,12]	1,491	1,452
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,12]	1,533	1,430
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,12]	21,942	20,093
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,12]	2,776	2,309
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	654
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[12]	580	544
The Bond Fund of America — Page 52 of 68

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[12]	$568	$531
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[12]	3,206	3,116
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[12]	5,268	5,005
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,12]	95,316	87,689
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,12]	15,406	14,492
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[4,12]	3,951	3,515
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,12]	5,781	5,112
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,12]	88,092	83,302
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,12]	14,296	13,157
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,12]	9,292	8,774
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,12]	1,013	933
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,12]	61,022	56,745
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[4,12]	5,828	5,369
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[4,12]	566	550
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[4,12]	1,043	1,014
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,12]	7,535	7,092
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,12]	2,650	2,466
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[4,12]	1,048	984
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[4,12]	12,061	10,973
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,12]	1,354	1,237
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,12]	120	120
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,12]	212	212
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,12]	4,273	4,303
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,12]	4,165	4,187
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,12]	1,915	1,878
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,12]	1,643	1,577
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,12]	2,829	2,823
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[4,12]	579	581
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[4,12]	598	606
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[4,12]	3,739	3,704
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,12]	13,662	13,664
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[4,12]	4,118	4,072
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[4,12]	6,100	5,890
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.577% 2035[6,12]	900	874
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.537% 2037[6,12]	1,502	1,435
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.547% 2037[6,12]	2,272	2,160
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[12]	8,622	8,610
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[12]	2	2
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[12]	7,572	7,507
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[12]	976	976
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	6,847	6,870
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	2,292	2,300
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[12]	8,278	8,286
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[12]	3,071	3,076
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,064
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[12]	16,107	15,867
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[12]	10,586	10,614
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[12]	12,158	11,719
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[4,12]	495	495
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,12]	725	726
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,12]	2,870	2,880
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,12]	1,530	1,534
The Bond Fund of America — Page 53 of 68

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,12]	$6,800	$6,868
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,12]	2,279	2,209
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,12]	1,242	1,182
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,12]	3,269	3,212
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[4,12]	1,861	1,865
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,12]	1,813	1,842
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,12]	3,538	3,469
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,12]	3,693	3,558
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,12]	2,495	2,364
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[4,12]	1,313	1,216
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[4,12]	331	332
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[4,12]	231	231
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,12]	2,530	2,533
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,12]	626	626
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[12]	10,267	10,112
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[12]	3,432	3,405
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[4,12]	5,339	5,343
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 2025[4,12]	15,000	14,951
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,12]	5,000	4,982
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,12]	15,535	15,563
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[4,12]	2,715	2,727
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,12]	10,000	10,061
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[12]	11,158	10,884
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[12]	2,977	2,922
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[4,12]	2,055	2,090
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[12]	16,131	15,224
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[4,12]	2,100	2,036
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[4,12]	950	907
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,12]	29,340	27,277
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,12]	4,186	3,912
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,12]	43,830	42,374
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,12]	19,385	19,336
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[4,12]	21,970	20,423
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	2,625	2,633
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[4,12]	1,528	1,526
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[4,12]	1,297	1,290
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[4,12]	1,502	1,438
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[4,12]	844	810
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[4,12]	7,190	6,709
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[4,12]	257	238
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,12]	9,048	9,133
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,12]	3,090	2,939
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,12]	1,306	1,273
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,12]	4,320	4,125
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,12]	58,367	53,737
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,12]	42,176	39,437
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,12]	3,414	3,167
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[12]	786	790
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[12]	1,111	1,116
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[12]	3,700	3,562
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.597% 2041[4,6,12]	486	477
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.597% 2041[4,6,12]	142	142
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,9,10,12]	49,770	48,491
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,12]	47,838	45,358
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,12]	6,809	6,459
The Bond Fund of America — Page 54 of 68

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,12]	$3,902	$3,679
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 2026[4,12]	38,456	36,948
Hertz Vehicle Financing, LLC, Series 2022-1A, Class B, 2.19% 2026[4,12]	2,237	2,135
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,12]	86,844	79,378
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,12]	8,169	7,454
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,12]	3,138	2,855
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[4,12]	4,104	3,858
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 2026[4,12]	1,467	1,394
Hertz Vehicle Financing, LLC, Series 2022-2A, Class C, 2.95% 2028[4,12]	2,536	2,327
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.077% 2035[6,12]	496	495
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,12]	14,737	14,447
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,12]	1,804	1,729
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[4,6,12]	5,100	5,079
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[4,6,12]	4,130	4,120
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[4,12]	23,200	22,522
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,12]	6,958	6,787
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,12]	1,291	1,262
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,12]	7,253	6,928
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[4,12]	6,756	6,383
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,12]	12,503	11,780
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,12]	33,667	32,033
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,12]	5,933	5,634
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,12]	27,363	25,261
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 1.189% 2062[4,6,12]	27,889	27,566
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,12]	2,160	2,032
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,12]	40,269	37,770
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,12]	90,943	85,149
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,12]	292,757	273,290
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[4,6,12]	1,645	1,634
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[4,12]	15,641	14,856
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[4,12]	700	661
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[4,12]	5,033	4,888
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[4,12]	10,536	9,954
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.224% 2027[4,6,12]	3,403	3,403
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.304% 2027[4,6,12]	6,010	6,013
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[4,6,12]	8,278	8,278
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[4,6,12]	1,821	1,812
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,12]	35,117	33,062
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,12]	3,940	3,945
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,12]	2,435	2,425
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.707% 2051[4,6,12]	5,014	5,007
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.587% 2036[6,12]	88	87
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[12]	876	875
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36% 2024[12]	36,000	35,735
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[12]	4,916	4,927
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[12]	9,308	9,215
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[12]	6,125	6,106
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]	4,975	4,996
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[12]	25,000	25,266
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[12]	17,331	16,852
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[12]	12,159	12,069
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[12]	5,159	5,040
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[12]	9,395	9,120
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[12]	7,003	6,711
The Bond Fund of America — Page 55 of 68

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[12]	$11,111	$10,645
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,12]	17,151	15,742
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,12]	3,158	2,913
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.897% 2053[4,6,12]	1,008	1,007
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[4,12]	6,821	6,278
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 1.367% 2046[4,12]	14,827	13,614
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[4,6,12]	2,680	2,669
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,12]	20,450	18,883
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,12]	2,480	2,329
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,12]	7,827	7,382
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,12]	8,978	8,462
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,12]	15,415	14,670
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,12]	6,432	6,038
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,12]	3,475	3,273
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,12]	15,654	15,191
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[4,12]	6,613	6,533
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,12]	16,680	15,493
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[4,12]	1,625	1,591
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,12]	6,000	5,962
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,12]	5,335	5,055
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[4,6,12]	27,912	25,957
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[4,12]	3,049	2,816
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[4,12]	12,798	11,607
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,12]	1,056	966
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,12]	4,153	4,078
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[4,12]	3,345	3,337
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,12]	10,314	10,020
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,12]	13,309	12,788
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,12]	8,825	8,384
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,12]	8,060	7,814
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[4,12]	5,225	5,206
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[4,12]	5,523	5,432
		2,409,311
Bonds & notes of governments & government agencies outside the U.S. 1.67%
Abu Dhabi (Emirate of) 3.125% 2027[4]	17,700	18,186
Abu Dhabi (Emirate of) 3.875% 2050[4]	9,900	10,390
Abu Dhabi (Emirate of) 2.70% 2070[4]	4,925	3,885
Argentine Republic 1.00% 2029	1,034	356
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[5]	12,086	4,079
Argentine Republic 0% 2035	25,700	251
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[5]	5,349	1,638
Asian Development Bank 1.50% 2024	15,979	15,581
Asian Development Bank 2.50% 2027	3,451	3,442
Asian Development Bank 2.75% 2028	3	3
Bermuda 2.375% 2030[4]	2,840	2,613
Bermuda 3.375% 2050[4]	8,200	7,239
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[4]	10,000	9,629
Chile (Republic of) 2.75% 2027	1,940	1,900
Chile (Republic of) 3.50% 2034	3,785	3,743
Chile (Republic of) 3.10% 2041	13,200	11,646
Chile (Republic of) 4.34% 2042	8,380	8,618
Chile (Republic of) 4.00% 2052	3,685	3,647
China (People’s Republic of), Series INBK, 3.81% 2050	CNY75,960	12,809
China (People’s Republic of), Series INBK, 3.72% 2051	274,040	45,658
The Bond Fund of America — Page 56 of 68

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.125% 2051	$18,640	$14,109
Colombia (Republic of), Series B, 5.75% 2027	COP152,975,600	34,285
Costa Rica (Republic of) 7.00% 2044	$2,178	2,156
Cote d’Ivoire (Republic of) 6.375% 2028[4]	7,275	7,448
CPPIB Capital, Inc. 0.50% 2024[4]	3,887	3,715
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 0.27% 2026[4,6]	6,621	6,863
CPPIB Capital, Inc. 0.875% 2026[4]	8,156	7,557
Development Bank of Japan, Inc. 1.75% 2025[4]	6,928	6,741
Development Bank of Japan, Inc. 1.25% 2026[4]	8,230	7,727
Development Bank of Japan, Inc. 1.75% 2031[4]	3,068	2,837
Dominican Republic 6.875% 2026[4]	4,300	4,580
Dominican Republic 6.40% 2049[4]	1,648	1,547
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,070
Egypt (Arab Republic of) 6.588% 2028[4]	$1,610	1,499
Egypt (Arab Republic of) 5.625% 2030	€1,060	995
Egypt (Arab Republic of) 7.053% 2032[4]	$5,100	4,502
Egypt (Arab Republic of) 8.50% 2047[4]	2,245	1,920
European Investment Bank 1.625% 2025	23,000	22,409
Export-Import Bank of India 3.375% 2026	7,000	6,857
Export-Import Bank of India 3.875% 2028	3,000	2,975
Export-Import Bank of India 3.25% 2030	9,100	8,636
Export-Import Bank of India 2.25% 2031[4]	25,000	21,502
Honduras (Republic of) 6.25% 2027[4]	237	226
Honduras (Republic of) 6.25% 2027	200	191
Hungary (Republic of) 2.125% 2031[4]	12,195	11,071
Indonesia (Republic of) 6.625% 2037	12,000	15,060
Indonesia (Republic of) 3.35% 2071	10,500	8,924
Indonesia (Republic of) 4.20% 2050	1,785	1,862
Inter-American Development Bank 1.125% 2028	1	1
International Bank for Reconstruction and Development 0.75% 2025	4,974	4,723
International Bank for Reconstruction and Development 1.625% 2025	12,573	12,264
International Bank for Reconstruction and Development 1.625% 2031	8,431	7,777
Israel (State of) 3.375% 2050	5,000	4,750
Israel (State of) 3.875% 2050	42,900	44,294
Japan Bank for International Cooperation 1.875% 2031	6,576	6,186
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,890	2,924
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	612
Kenya (Republic of) 6.875% 2024[4]	6,425	6,467
KfW 0.625% 2026	6,778	6,299
Kommuninvest i Sverige Aktiebolag 0.50% 2023[4]	10,129	9,923
Morocco (Kingdom of) 2.375% 2027[4]	7,000	6,405
Morocco (Kingdom of) 1.50% 2031	€15,000	13,677
Morocco (Kingdom of) 3.00% 2032[4]	$10,000	8,688
Morocco (Kingdom of) 5.50% 2042	25,300	24,921
Morocco (Kingdom of) 5.50% 2042[4]	1,500	1,478
Morocco (Kingdom of) 4.00% 2050[4]	7,700	6,194
Ontario Teachers’ Finance Trust 0.875% 2026[4]	7,433	6,862
Ontario Teachers’ Finance Trust 2.00% 2031[4]	6,787	6,331
Panama (Republic of) 3.75% 2026[4]	41,695	41,945
Panama (Republic of) 3.875% 2028	10,000	10,237
Panama (Republic of) 2.252% 2032	36,365	32,212
Panama (Republic of) 4.50% 2047	1,090	1,089
Panama (Republic of) 4.50% 2050	5,925	5,867
Panama (Republic of) 4.30% 2053	3,242	3,124
Panama (Republic of) 4.50% 2056	8,915	8,746
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 3.87% 2060	$19,858	$17,445
Panama (Republic of) 4.50% 2063	2,410	2,321
Panama Bonos Del Tesoro 3.362% 2031	28,000	26,390
Paraguay (Republic of) 4.95% 2031[4]	5,000	5,244
Paraguay (Republic of) 2.739% 2033[4]	1,618	1,438
Paraguay (Republic of) 5.60% 2048[4]	1,422	1,465
Peru (Republic of) 6.35% 2028	PEN33,100	8,982
Peru (Republic of) 5.94% 2029	41,000	10,814
Peru (Republic of) 2.783% 2031	$41,600	39,270
Peru (Republic of) 6.15% 2032	PEN76,900	20,170
Peru (Republic of) 3.00% 2034	$14,110	13,188
Peru (Republic of) 2.78% 2060	16,116	12,653
Peru (Republic of) 3.60% 2072	21,374	18,461
PETRONAS Capital, Ltd. 3.50% 2030[4]	4,450	4,537
PETRONAS Capital, Ltd. 4.55% 2050[4]	5,695	6,306
Philippines (Republic of) 3.229% 2027	3,025	3,068
Philippines (Republic of) 1.648% 2031	17,514	15,616
Philippines (Republic of) 6.375% 2034	18,000	22,778
Philippines (Republic of) 3.95% 2040	4,000	3,971
Philippines (Republic of) 3.70% 2041	19,000	18,494
Philippines (Republic of) 3.70% 2042	21,300	20,621
Philippines (Republic of) 2.65% 2045	13,236	10,906
Philippines (Republic of) 2.95% 2045	15,091	13,094
Philippines (Republic of) 3.20% 2046	9,100	8,146
Philippines (Republic of) 4.20% 2047	1,728	1,814
PSP Capital, Inc. 1.625% 2028[4]	6,054	5,680
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,124
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	10,000	10,203
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	3,310	3,377
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	8,528	9,487
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	1,867	2,077
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	910	951
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	734
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	2,690	2,695
Qatar (State of) 3.875% 2023[4]	10,830	11,033
Qatar (State of) 3.75% 2030[4]	39,070	41,317
Qatar (State of) 4.40% 2050[4]	32,960	37,132
Romania 3.624% 2030	€3,592	3,894
Romania 2.00% 2032	1,400	1,292
Romania 3.50% 2034	7,600	7,647
Romania 3.50% 2034	6,485	6,525
Romania 3.75% 2034	18,000	18,632
Russian Federation 2.875% 2025	7,500	1,452
Russian Federation 4.375% 2029	$23,400	4,680
Russian Federation 1.85% 2032	€12,500	2,420
Russian Federation 5.10% 2035	$52,800	10,296
Russian Federation 5.10% 2035[4]	800	156
Russian Federation 5.25% 2047	10,000	2,400
Saudi Arabia (Kingdom of) 3.25% 2026[4]	4,170	4,274
Saudi Arabia (Kingdom of) 3.628% 2027[4]	3,800	3,939
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,218
Saudi Arabia (Kingdom of) 2.25% 2033[4]	25,000	23,056
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	8,439
Saudi Arabia (Kingdom of) 3.45% 2061[4]	23,000	20,446
Tunisia (Republic of) 5.625% 2024	€3,000	2,276
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 4.25% 2026	$3,300	$2,980
Turkey (Republic of) 4.875% 2026	2,380	2,153
Ukraine 6.75% 2026	€453	211
United Mexican States 3.25% 2030	$1,515	1,462
United Mexican States 2.659% 2031	3,293	3,007
United Mexican States 3.50% 2034	6,200	5,778
United Mexican States 4.75% 2044	2,500	2,467
United Mexican States 5.00% 2051	9,010	9,133
United Mexican States 4.40% 2052	3,430	3,158
United Mexican States 3.75% 2071	11,315	9,002
United Mexican States 5.75% 2110	3,850	3,917
		1,262,885
Municipals 0.67% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	3,725	3,394
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	6,047
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	4,547
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	240	241
		14,229
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,350	1,370
Illinois 0.47%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	15,709
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	61,819
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	6,494
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	13,760	12,414
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,280
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,451
G.O. Bonds, Series 2020-A, 3.14% 2024	1,520	1,509
G.O. Bonds, Series 2020-A, 3.24% 2025	2,245	2,212
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,424
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,274
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	22,504	22,907
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	161,540	171,890
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	7,945	8,571
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,697
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,004
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	5,725	6,428
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,648
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.51% 2050 (put 2025)[6]	6,275	6,336
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	575	590
		353,657
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	450	460
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Bonds, notes & other debt instruments (continued) Municipals (continued) Kentucky 0.00%	Principal amount (000)	Value (000)
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$690	$697
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,780	1,803
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	995	1,004
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	325	331
Michigan 0.01%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	1,370	1,379
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	8,315	8,451
		9,830
Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	270	275
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	2,320	2,374
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,475	1,497
		4,146
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	555	567
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	425	432
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	1,725	1,754
		2,186
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,177
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	39,115	33,452
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	960	974
		34,426
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	24,535	24,210
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Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.00%	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	$460	$473
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	1,745	1,778
		2,251
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	650	661
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	235	238
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,405	1,436
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	1,885	1,930
		4,265
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	7,378
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,260
		13,638
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	495	507
Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	790	806
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,210	1,228
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	28,690	28,825
		30,859
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	280	286
Total municipals		505,899
Federal agency bonds & notes 0.01%
Fannie Mae 1.625% 2025	7	7
Federal Farm Credit Banks 1.125% 2025	2,280	2,195
Federal Farm Credit Banks 1.75% 2025	4,328	4,232
Federal Farm Credit Banks 1.60% 2033	1,957	1,750
		8,184
Total bonds, notes & other debt instruments (cost: $75,867,931,000)		72,830,533
Common stocks 0.05% Health care 0.05%	Shares
Rotech Healthcare, Inc.[9,10,14,15]	342,069	36,943
Energy 0.00%
Diamond Offshore Drilling, Inc.[14]	472,031	3,366
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Common stocks (continued) Consumer discretionary 0.00%		Shares	Value (000)
MYT Holding Co., Class B9,14		521,407	$1,173
NMG Parent LLC[14]		4,595	791
			1,964
Total common stocks (cost: $25,286,000)			42,273
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 1.411% noncumulative preferred shares[4]		6,250	5,187
Total preferred securities (cost: $5,820,000)			5,187
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[9,14]		18,410	781
Total rights & warrants (cost: $112,000)			781
Short-term securities 13.90% Money market investments 13.18%
Capital Group Central Cash Fund 0.32%[16,17]		99,657,589	9,965,759
U.S. Treasury bills 0.72%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 2/23/2023	1.170%	$550,000	542,884
Total short-term securities (cost: $10,509,724,000)			10,508,643
Total investment securities 110.32% (cost: $86,408,873,000)			83,387,417
Other assets less liabilities (10.32)%			(7,802,736)
Net assets 100.00%			$75,584,681
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
30 Day Federal Funds Futures	Long	2,497	June 2022	$1,032,957	$(790)
90 Day Euro Dollar Futures	Long	18,305	September 2022	4,476,488	(72,058)
3 Month SOFR Futures	Long	10,955	June 2023	2,664,119	3,127
2 Year U.S. Treasury Note Futures	Short	34,915	June 2022	(7,399,252)	17,841
5 Year Euro-Bobl Futures	Short	384	June 2022	(54,740)	1,767
5 Year U.S. Treasury Note Futures	Long	10,809	June 2022	1,239,657	3,317
10 Year Euro-Bund Futures	Short	398	June 2022	(69,856)	3,487
10 Year U.S. Treasury Note Futures	Short	210	June 2022	(25,804)	(233)
10 Year Ultra U.S. Treasury Note Futures	Short	3,034	June 2022	(411,012)	1,562
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Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
20 Year U.S. Treasury Bond Futures	Long	12,516	June 2022	$1,878,182	$(55,163)
30 Year Ultra U.S. Treasury Bond Futures	Long	12,584	June 2022	2,228,941	(76,182)
					$(173,325)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
CNH	290,000	USD	45,409	Goldman Sachs	4/11/2022	$192
USD	45,732	CNH	290,000	UBS AG	4/11/2022	130
PEN	10,800	USD	2,901	Citibank	4/11/2022	33
EUR	2,950	USD	3,286	HSBC Bank	4/11/2022	(22)
USD	10,132	PEN	37,750	Citibank	4/11/2022	(121)
USD	22,605	PEN	85,000	Standard Chartered Bank	4/11/2022	(482)
USD	60,385	EUR	55,325	Morgan Stanley	4/11/2022	(837)
KRW	50,350,000	USD	40,995	Citibank	4/14/2022	436
USD	54,966	EUR	49,912	Morgan Stanley	4/14/2022	(271)
USD	43,420	JPY	5,071,403	Bank of America	4/21/2022	1,746
DKK	90,250	USD	13,334	UBS AG	4/21/2022	96
COP	6,837,100	USD	1,815	UBS AG	4/21/2022	(8)
USD	5,276	MXN	110,165	Morgan Stanley	4/21/2022	(243)
USD	173,796	DKK	1,172,950	JPMorgan Chase	4/21/2022	(750)
EUR	16,500	USD	18,344	Bank of New York Mellon	4/25/2022	(78)
USD	66,021	EUR	59,876	Goldman Sachs	4/25/2022	(265)
KRW	96,400,000	USD	79,430	Bank of America	4/26/2022	(124)
KRW	158,601,000	USD	131,004	Citibank	5/6/2022	(542)
USD	34,267	COP	141,218,900	UBS AG	7/6/2022	(2,618)
USD	3,654	PEN	15,060	Morgan Stanley	8/26/2022	(383)
USD	4,716	PEN	19,550	Citibank	8/26/2022	(523)
						$(4,634)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	$2,629,600	$(182)	$—	$(182)
SOFR	Quarterly	U.S. EFFR	Quarterly	11/17/2022	1,000	—[2]	—	—[2]
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	449,300	125,549	(266)	125,815
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	428,000	132,901	—	132,901
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	97,700	5,787	—	5,787
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Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	$65,600	$4,078	$—	$4,078
3-month USD-LIBOR	Quarterly	1.9895%	Semi-annual	4/27/2051	101,200	5,906	—	5,906
3-month USD-LIBOR	Quarterly	1.953%	Semi-annual	4/27/2051	65,600	4,348	—	4,348
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	38,400	2,338	—	2,338
						$280,725	$(266)	$280,991
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
11.325%	At maturity	DI-OVER-EXTRA Grupo	At maturity	BNP Paribas	1/2/2024	BRL409	$(1)	$—	$(1)
11.2625%	At maturity	DI-OVER-EXTRA Grupo	At maturity	BNP Paribas	1/2/2029	240	—[2]	—	—[2]
								$—	$(1)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$191,965	$11,893	$11,232	$661
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	75,000	1,186	1,091	95
					$13,079	$12,323	$756
Investments in affiliates17

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 13.18%
Money market investments 13.18%
Capital Group Central Cash Fund 0.32%[16]	$7,790,703	$7,988,443	$5,812,508	$(318)	$(561)	$9,965,759	$3,279
Private placement securities15

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$12,646	$36,943.05%
The Bond Fund of America — Page 64 of 68

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[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $402,760,000, which represented .53% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,321,871,000, which represented 13.66% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $104,016,000, which represented .14% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,478,000, which represented .01% of the net assets of the fund.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[16]	Rate represents the seven-day yield at 3/31/2022.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $21,320,608,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $666,032,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,228,701,000 and $486,930,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
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changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$29,617,922	$—	$29,617,922
Corporate bonds, notes & loans	—	25,172,607	5,478	25,178,085
Mortgage-backed obligations	—	13,837,097	11,150	13,848,247
Asset-backed obligations	—	2,360,820	48,491	2,409,311
Bonds & notes of governments & government agencies outside the U.S.	—	1,262,885	—	1,262,885
Municipals	—	505,899	—	505,899
Federal agency bonds & notes	—	8,184	—	8,184
Common stocks	3,366	1,964	36,943	42,273
Preferred securities	—	5,187	—	5,187
Rights & warrants	—	781	—	781
Short-term securities	9,965,759	542,884	—	10,508,643
Total	$9,969,125	$73,316,230	$102,062	$83,387,417
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$31,101	$—	$—	$31,101
Unrealized appreciation on open forward currency contracts	—	2,633	—	2,633
Unrealized appreciation on centrally cleared interest rate swaps	—	281,173	—	281,173
Unrealized appreciation on bilateral interest rate swaps	—	—†	—	—†
Unrealized appreciation on credit default swaps	—	756	—	756
Liabilities:
Unrealized depreciation on futures contracts	(204,426)	—	—	(204,426)
Unrealized depreciation on open forward currency contracts	—	(7,267)	—	(7,267)
Unrealized depreciation on centrally cleared interest rate swaps	—	(182)	—	(182)
Unrealized depreciation on bilateral interest rate swaps	—	(1)	—	(1)
Total	$(173,325)	$277,112	$—	$103,787
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†	Amount less than one thousand.

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Key to abbreviations and symbols
Agcy. = Agency	Fac. = Facility
AMT = Alternative Minimum Tax	Facs. = Facilities
Auth. = Authority	Fin. = Finance
BRL = Brazilian reais	G.O. = General Obligation
CLO = Collateralized Loan Obligations	ICE = Intercontinental Exchange, Inc.
CME = CME Group	JPY = Japanese yen
CMO = Collateralized Mortgage Obligations	KRW = South Korean won
CMT = Constant Maturity Treasury	LIBOR = London Interbank Offered Rate
CNH/CNY = Chinese yuan renminbi	MXN = Mexican pesos
COP = Colombian pesos	PEN = Peruvian nuevos soles
DAC = Designated Activity Company	Ref. = Refunding
Dept. = Department	Rev. = Revenue
Dev. = Development	SIFMA = Securities Industry and Financial Markets Association
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate	SOFR = Secured Overnight Financing Rate
DKK/DKr = Danish kroner	TBA = To-be-announced
Econ. = Economic	USD/$ = U.S. dollars
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-008-0522O-S85360	The Bond Fund of America — Page 68 of 68